UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04424
Van Kampen Life Investment Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Life Investment Trust Comstock Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.4%

Aerospace & Defense 0.4%
Honeywell International, Inc.	248,900	$9,246,635

Aluminum 1.4%
Alcoa, Inc.	2,336,931	30,660,535

Asset Management & Custody Banks 2.0%
Bank of New York Mellon Corp.	1,593,008	46,181,302

Broadcasting & Cable TV 5.1%
Comcast Corp., Class A	5,370,387	90,705,836
Liberty Media Corp. — Entertainment, Class A (a)	821,191	25,547,252

		116,253,088

Broadcasting — Diversified 1.1%
Time Warner Cable, Inc.	583,882	25,159,475

Communications Equipment 1.4%
Cisco Systems, Inc. (a)	1,366,911	32,177,085

Computer Hardware 4.2%
Dell, Inc. (a)	3,066,137	46,789,250
Hewlett-Packard Co.	572,113	27,009,455
IBM Corp.	178,746	21,379,809

		95,178,514

Data Processing & Outsourced Services 0.3%
Western Union Co.	372,495	7,047,605

Department Stores 1.7%
J.C. Penney Co., Inc.	553,632	18,685,080
Macy’s, Inc.	1,099,865	20,116,531

		38,801,611

Diversified Banks 1.5%
U.S. Bancorp	645,181	14,103,657

1

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Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Banks (continued)
Wells Fargo & Co.	679,081	$19,136,502

		33,240,159

Diversified Chemicals 0.9%
Du Pont (E.I.) de Nemours & Co.	647,671	20,816,146

Drug Retail 1.2%
CVS Caremark Corp.	785,315	28,067,158

Electrical Components & Equipment 0.6%
Emerson Electric Co.	313,375	12,560,070

Electronic Equipment Manufacturers 0.1%
Cognex Corp.	112,710	1,846,190

Electronic Manufacturing Services 0.1%
Flextronics International Ltd. (Singapore) (a)	262,825	1,960,674

General Merchandise Stores 0.4%
Target Corp.	187,078	8,732,801

Health Care Distributors 1.4%
Cardinal Health, Inc.	1,160,425	31,099,390

Health Care Equipment 1.1%
Boston Scientific Corp. (a)	2,453,937	25,987,193

Home Improvement Retail 1.7%
Home Depot, Inc.	746,471	19,885,987
Lowe’s Cos., Inc.	843,221	17,657,048

		37,543,035

Household Products 0.4%
Procter & Gamble Co.	150,700	8,728,544

Hypermarkets & Super Centers 2.1%
Wal-Mart Stores, Inc.	950,059	46,638,396

2

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Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Industrial Conglomerates 1.3%
General Electric Co.	1,809,689	$29,715,093

Industrial Machinery 0.4%
Ingersoll-Rand PLC (Ireland)	292,800	8,980,176

Integrated Oil & Gas 4.5%
BP PLC — ADR (United Kingdom)	304,139	16,189,319
Chevron Corp.	482,000	33,947,260
ConocoPhillips	359,430	16,231,859
Royal Dutch Shell PLC — ADR (United Kingdom)	300,000	17,157,000
Total SA — ADR (France)	309,330	18,330,896

		101,856,334

Integrated Telecommunication Services 3.7%
AT&T, Inc.	1,205,503	32,560,636
Verizon Communications, Inc.	1,683,564	50,961,482

		83,522,118

Internet Software & Services 3.7%
eBay, Inc. (a)	3,042,726	71,838,761
Yahoo!, Inc. (a)	617,154	10,991,513

		82,830,274

Investment Banking & Brokerage 0.8%
Goldman Sachs Group, Inc.	100,329	18,495,651

IT Consulting & Other Services 0.4%
Accenture PLC (Ireland)	257,200	9,585,844

Life & Health Insurance 2.6%
Aflac, Inc.	222,173	9,495,674
MetLife, Inc.	850,600	32,382,342
Torchmark Corp.	403,437	17,521,269

		59,399,285

Managed Health Care 1.1%
UnitedHealth Group, Inc.	441,993	11,067,505

3

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Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Managed Health Care (continued)
WellPoint, Inc. (a)	273,051	$12,931,695

		23,999,200

Movies & Entertainment 7.8%
News Corp., Class B	2,554,359	35,735,482
Time Warner, Inc.	1,506,315	43,351,746
Viacom, Inc., Class B (a)	3,481,338	97,616,718

		176,703,946

Oil & Gas Equipment & Services 1.5%
Halliburton Co.	1,250,769	33,920,855

Other Diversified Financial Services 4.7%
Bank of America Corp.	2,183,754	36,949,118
JPMorgan Chase & Co.	1,567,923	68,706,386

		105,655,504

Packaged Foods & Meats 4.8%
Cadbury PLC — ADR (United Kingdom)	478,881	24,600,835
Kraft Foods, Inc., Class A	1,715,448	45,064,819
Unilever NV (Netherlands)	1,358,374	39,202,674

		108,868,328

Paper Products 3.1%
International Paper Co.	3,185,925	70,823,113

Pharmaceuticals 11.3%
Abbott Laboratories	305,020	15,089,339
Bristol-Myers Squibb Co.	2,396,114	53,960,487
Eli Lilly & Co.	692,291	22,866,372
GlaxoSmithKline PLC — ADR (United Kingdom)	254,077	10,038,582
Pfizer, Inc.	2,655,451	43,947,714
Roche Holdings AG — ADR (Switzerland)	407,398	16,440,791
Schering-Plough Corp.	2,075,092	58,621,349
Wyeth	735,687	35,739,675

		256,704,309

4

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Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Property & Casualty Insurance 8.1%
Berkshire Hathaway, Inc., Class B (a)	5,729	$19,037,467
Chubb Corp.	2,260,715	113,962,643
Travelers Cos., Inc.	1,049,902	51,686,676

		184,686,786

Regional Banks 1.1%
PNC Financial Services Group, Inc.	495,489	24,075,811

Semiconductor Equipment 1.0%
KLA-Tencor Corp.	636,054	22,808,896

Semiconductors 1.3%
Intel Corp.	1,535,335	30,046,506

Soft Drinks 2.0%
Coca-Cola Co.	567,896	30,496,015
Dr. Pepper Snapple Group, Inc. (a)	530,253	15,244,774

		45,740,789

Systems Software 0.3%
Microsoft Corp.	286,837	7,426,210

Tobacco 1.8%
Altria Group, Inc.	925,991	16,491,900
Philip Morris International, Inc.	478,184	23,306,688

		39,798,588

Total Long-Term Investments 96.4%
(Cost $2,482,279,563)		2,183,569,222

Repurchase Agreements 4.9%
Banc of America Securities ($26,643,489 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $26,643,518)		26,643,489

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Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($80,335,030 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $80,335,142)	$80,335,030
State Street Bank & Trust Co. ($4,481,481 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $4,481,482)	4,481,481

Total Repurchase Agreements 4.9%
(Cost $111,460,000)	111,460,000

Total Investments 101.3%
(Cost $2,593,739,563)	2,295,029,222

Liabilities in Excess of Other Assets (1.3%)	(29,586,492)

Net Assets 100.0%	$2,265,442,730

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt

6

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Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

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Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value.

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Aerospace & Defense	$9,246,635	$—	$—	$9,246,635
Aluminum	30,660,535	—	—	30,660,535

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Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Asset Management & Custody Banks	46,181,302	—	—	46,181,302
Broadcasting & Cable TV	116,253,088	—	—	116,253,088
Broadcasting — Diversified	25,159,475	—	—	25,159,475
Communications Equipment	32,177,085	—	—	32,177,085
Computer Hardware	95,178,514	—	—	95,178,514
Data Processing & Outsourced Services	7,047,605	—	—	7,047,605
Department Stores	38,801,611	—	—	38,801,611
Diversified Banks	33,240,159	—	—	33,240,159
Diversified Chemicals	20,816,146	—	—	20,816,146
Drug Retail	28,067,158	—	—	28,067,158
Electrical Components & Equipment	12,560,070	—	—	12,560,070
Electronic Equipment Manufacturers	1,846,190	—	—	1,846,190
Electronic Manufacturing Services	1,960,674	—	—	1,960,674
General Merchandise Stores	8,732,801	—	—	8,732,801
Health Care Distributors	31,099,390	—	—	31,099,390
Health Care Equipment	25,987,193	—	—	25,987,193
Home Improvement Retail	37,543,035	—	—	37,543,035
Household Products	8,728,544	—	—	8,728,544
Hypermarkets & Super Centers	46,638,396	—	—	46,638,396
Industrial Conglomerates	29,715,093	—	—	29,715,093
Industrial Machinery	8,980,176	—	—	8,980,176
Integrated Oil & Gas	101,856,334	—	—	101,856,334
Integrated Telecommunication Services	83,522,118	—	—	83,522,118
Internet Software & Services	82,830,274	—	—	82,830,274

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Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Investment Banking & Brokerage	18,495,651	—	—	18,495,651
IT Consulting & Other Services	9,585,844	—	—	9,585,844
Life & Health Insurance	59,399,285	—	—	59,399,285
Managed Health Care	23,999,200	—	—	23,999,200
Movies & Entertainment	176,703,946	—	—	176,703,946
Oil & Gas Equipment & Services	33,920,855	—	—	33,920,855
Other Diversified Financial Services	105,655,504	—	—	105,655,504
Packaged Foods & Meats	84,267,493	24,600,835	—	108,868,328
Paper Products	70,823,113	—	—	70,823,113
Pharmaceuticals	240,263,518	16,440,791	—	256,704,309
Property & Casualty Insurance	184,686,786	—	—	184,686,786
Regional Banks	24,075,811	—	—	24,075,811
Semiconductor Equipment	22,808,896	—	—	22,808,896
Semiconductors	30,046,506	—	—	30,046,506
Soft Drinks	45,740,789	—	—	45,740,789
Systems Software	7,426,210	—	—	7,426,210
Tobacco	39,798,588	—	—	39,798,588
Repurchase Agreements	—	111,460,000	—	111,460,000

Total Investments in an Asset Position	$2,142,527,596	$152,501,626	$—	$2,295,029,222

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Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 45.2%
$7,700	Federal Home Loan Mortgage Corp., October (a)	5.500%	TBA	$8,059,736
975	Federal Home Loan Mortgage Corp., October (a)	6.500	TBA	1,039,137
1,075	Federal Home Loan Mortgage Corp. (a)	4.500	TBA	1,087,766
4,569	Federal Home Loan Mortgage Corp.	5.000	01/01/37 to 08/01/39	4,731,896
5,255	Federal Home Loan Mortgage Corp.	5.500	05/01/38	5,508,332
42	Federal Home Loan Mortgage Corp.	6.000	06/01/29 to 09/01/29	44,743
19	Federal Home Loan Mortgage Corp.	6.500	06/01/29	20,706
325	Federal Home Loan Mortgage Corp.	7.500	05/01/35	365,027
175	Federal Home Loan Mortgage Corp.	8.000	08/01/32	198,881
200	Federal Home Loan Mortgage Corp.	8.500	08/01/31	229,927
9,050	Federal National Mortgage Association, October (a)	5.000	TBA	9,348,369
2,900	Federal National Mortgage Association, October (a)	5.500	TBA	3,033,673
6,125	Federal National Mortgage Association, October (a)	6.500	TBA	6,547,049
3,985	Federal National Mortgage Association	4.500	06/01/39	4,042,832
6,425	Federal National Mortgage Association (a)	4.500	TBA	6,576,828
13,520	Federal National Mortgage Association	5.000	05/01/35 to 04/01/39	14,006,626

1

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Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (Continued)
$27,243	Federal National Mortgage Association	5.500%	04/01/35 to 08/01/38	$28,598,878
23,883	Federal National Mortgage Association	6.000	01/01/14 to 10/01/38	25,263,602
9,850	Federal National Mortgage Association (a)	6.000	TBA	10,393,287
4,452	Federal National Mortgage Association	6.500	11/01/10 to 04/01/38	4,767,510
40	Federal National Mortgage Association	7.000	06/01/11 to 06/01/32	43,882
575	Federal National Mortgage Association	7.500	08/01/37	647,032
425	Federal National Mortgage Association	8.000	04/01/33	484,600
400	Federal National Mortgage Association	8.500	10/01/32	464,688
2,700	Government National Mortgage Association (a)	4.500	TBA	2,740,500
58	Government National Mortgage Association	6.500	05/15/23 to 03/15/29	62,353
73	Government National Mortgage Association	7.000	04/15/23 to 11/15/27	80,481
16	Government National Mortgage Association	8.000	05/15/17 to 01/15/23	17,668

	Total Mortgage Backed Securities 45.2%			138,406,009

	United States Treasury Obligations 24.8%
3,720	United States Treasury Bonds	3.500	02/15/39	3,371,254
1,685	United States Treasury Bonds	4.250	05/15/39	1,743,712
3,170	United States Treasury Bonds	4.375	02/15/38	3,340,391
1,600	United States Treasury Bonds	5.250	11/15/28	1,858,002
3,800	United States Treasury Bonds	5.375	02/15/31	4,516,065
9,971	United States Treasury Bonds	6.250	08/15/23	12,501,151

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Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations (Continued)
$18,000	United States Treasury Notes	1.375%	04/15/12	$18,084,384
5,180	United States Treasury Notes	1.750	01/31/14	5,116,871
6,500	United States Treasury Notes	2.625	06/30/14	6,617,819
1,107	United States Treasury Notes	4.000	08/15/18	1,169,010
2,600	United States Treasury Notes	4.750	01/31/12	2,817,955
1,130	United States Treasury Notes	4.750	08/15/17	1,259,509
1,300	United States Treasury Notes	7.500	11/15/16	1,676,290
3,250	United States Treasury (STRIPS)	*	08/15/20	2,138,503
7,200	United States Treasury (STRIPS)	*	11/15/20	4,671,799
7,950	United States Treasury (STRIPS)	*	11/15/21	4,874,598

	Total United States Treasury Obligations 24.8%			75,757,313

	Agency Bonds 13.7%
	Banking — FDIC Guaranteed 2.7%
8,200	GMAC, Inc.	2.200	12/19/12	8,293,939

	Banking — Government Guaranteed 4.0%
5,070	Kreditanstalt fuer Wiederaufbau (Germany)	4.125	10/15/14	5,201,911
1,270	Kreditanstalt fuer Wiederaufbau (Germany)	5.000	10/31/14	1,394,779
550	National Australia Bank, Ltd. (Australia) (b)	3.375	07/08/14	558,210
980	Network Rail Infrastructure Finance PLC (United Kingdom)	3.500	06/17/13	1,022,473
2,730	Swedbank AB (Sweden) (b)	2.900	01/14/13	2,761,630
1,310	Westpac Securities NZ, Ltd. (United Kingdom) (b)	2.500	05/25/12	1,332,333

				12,271,336

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Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Diversified Finance — FDIC Guaranteed 1.9%
$5,800	General Electric Capital Corp.	2.625%	12/28/12	$5,946,989

	Noncaptive-Diversified Finance — Government Guaranteed 2.1%
6,280	Nationwide Building Society (United Kingdom) (b)	2.500	08/17/12	6,338,963

	Supranationals Banks 3.0%
1,500	European Investment Bank	1.750	09/14/12	1,497,675
5,000	European Investment Bank	4.625	05/15/14	5,454,220
770	European Investment Bank	5.125	04/15/14	852,442
980	International Bank for Reconstruction & Development	7.625	01/19/23	1,310,291

				9,114,628

	Total Agency Bonds 13.7%			41,965,855

	United States Government Agency Obligations 8.8%
9,580	Federal Home Loan Mortgage Corp.	4.875	06/13/18	10,462,375
4,650	Federal Home Loan Mortgage Corp.	5.500	08/23/17	5,301,884
5,000	Federal National Mortgage Association	5.000	05/11/17	5,534,890
480	Federal National Mortgage Association	5.375	06/12/17	543,120
1,985	Financing Corp.	9.650	11/02/18	2,766,985
700	Financing Corp.	9.800	04/06/18	984,458

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Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agency Obligations (Continued)
$960	Tennessee Valley Authority, Ser G	7.125%	05/01/30	$1,233,075

	Total United States Government Agency Obligations 8.8%			26,826,787

	Asset Backed Securities 3.2%
197	BMW Vehicle Lease Trust	0.792	06/15/10	196,923
1,128	Chrysler Financial Auto Securitization Trust	1.012	07/15/10	1,129,994
2,800	Discover Card Master Trust (c)	1.543	12/15/14	2,813,377
1,053	Ford Credit Auto Lease Trust (b)	1.237	06/15/10	1,054,529
1,500	Ford Credit Auto Owner Trust	2.170	10/15/13	1,513,003
2,400	Huntington Auto Trust (b)	3.940	06/17/13	2,479,667
569	John Deere Owner Trust	1.132	07/02/10	570,361

	Total Asset Backed Securities 3.2%			9,757,854

	Municipal Bonds 1.8%
	Missouri 0.8%
2,510	Missouri St Hwys & Trans Commn Build America Bonds	5.445	05/01/33	2,610,325

	Texas 1.0%
2,750	Texas St Build America Bonds Taxable	5.517	04/01/39	2,928,942

	Total Municipal Bonds 1.8%			5,539,267

	Collateralized Mortgage Obligations 0.3%
448	Federal Home Loan Mortgage Corp. (REMIC) (c)(d)(e)	6.750	06/17/27	38,786
85	Federal National Mortgage Association	5.500	11/25/43	90,070

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Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$750	Federal National Mortgage Association	6.022%	11/25/10	$783,508
129	Government National Mortgage Association (c)(d)(e)	7.159	05/16/32	10,988
135	Government National Mortgage Association (c)(d)(e)	7.670	05/16/32	12,377

	Total Collateralized Mortgage Obligations 0.3%			935,729

Total Long-Term Investments 97.8% (Cost $293,140,508)				$299,188,814

Short-Term Investments 18.2%
Repurchase Agreements 4.9%
Banc of America Securities ($3,590,154 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $3,590,158)				3,590,154
JPMorgan Chase & Co. ($10,824,976 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $10,824,991)				10,824,976
State Street Bank & Trust Co. ($603,870 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $603,870)				603,870

Total Repurchase Agreements 4.9%				15,019,000

United States Government Agency Obligations 13.3%
Federal Home Loan Bank Discount Notes ($6,000,000 par, yielding 0.122%, 11/20/09 maturity)				5,999,000
United States Treasury Bill ($7,400,000 par, yielding 0.508%, 11/19/09 maturity)				7,394,964
United States Treasury Bill ($6,119,000 par, yielding 0.274%, 11/12/09 maturity) (f)				6,117,074

6

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Value

United States Government Agency Obligations (continued)
United States Treasury Bill ($15,000,000 par, yielding 0.108%, 12/17/09 maturity)	$14,996,578
United States Treasury Bill ($6,000,000 par, yielding 0.103%, 10/15/09 maturity)	5,999,763

Total United States Government Agency Obligations 13.3%	40,507,379

Total Short-Term Investments 18.2% (Cost $55,526,379)	55,526,379

Total Investments 116.0% (Cost $348,666,887)	354,715,193

Liabilities in Excess of Other Assets (16.0%)	(48,959,764)

Net Assets 100.0%	$305,755,429

Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued nor guaranteed by United States Treasury.

*	Zero coupon bond

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Floating Rate Coupon

(d)	Inverse Floating Rate

(e)	IO — Interest Only

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

7

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

REMIC	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.
Futures contracts outstanding as of September 30, 2009:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
EuroDollar 90-Day Futures, March 2011 (Current Notional Value of $244,750 per contract)	40	$135
EuroDollar 90-Day Futures, June 2011 (Current Notional Value of $243,950 per contract)	40	26,818
EuroDollar 90-Day Futures, September 2011 (Current Notional Value of $243,238 per contract)	40	25,936
EuroDollar 90-Day Futures, December 2011 (Current Notional Value of $242,550 per contract)	40	26,263

Total Long Contracts	160	79,152

Short Contracts:
U.S. Treasury Bonds 30-Year Futures, December 2009 (Current Notional Value of $121,375 per contract)	10	(17,209)
U.S. Treasury Notes 2-Year Futures, December 2009 (Current Notional Value of $216,969 per contract)	83	(102,971)
U.S. Treasury Notes 5-Year Futures, December 2009 (Current Notional Value of $116,094 per contract)	176	(98,520)
U.S. Treasury Notes 10-Year Futures, December 2009 (Current Notional Value of $118,328 per contract)	135	(128,863)

Total Short Contracts	404	(347,563)

Total Futures Contracts	564	$(268,411)

8

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Swap contracts outstanding as of September 30, 2009:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America N.A.	USD-LIBOR BBA	Pay	5.120%	06/01/19	$8,926	$247,518
Barclays Bank PLC	USD-LIBOR BBA	Pay	**	11/15/19	6,946	(294,125)
Barclays Bank PLC	USD-LIBOR BBA	Pay	4.640	05/27/19	5,694	50,278
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	4.400	10/01/16	62,038	0
JPMorgan Chase Bank N.A.	USD-LIBOR BBA	Pay	**	08/15/20	2,282	(101,543)
UBS AG	USD-LIBOR BBA	Pay	4.660	05/27/19	16,623	159,913
UBS AG	USD-LIBOR BBA	Pay	5.325	08/12/19	11,160	390,154

						$452,195

Bank of America N.A.	USD-LIBOR BBA	Receive	4.325	06/01/39	2,061	(173,777)
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	5,862	(711,161)
Barclays Bank PLC	USD-LIBOR BBA	Receive	4.040	05/27/39	1,306	(43,289)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	**	11/15/21	596	26,215
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	**	11/15/21	4,009	(400,303)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	4.410	10/03/18	33,376	34,377

9

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
JPMorgan Chase Bank N.A.	USD-LIBOR BBA	Receive	**	08/15/20	1,876	$(280,673)
JPMorgan Chase Bank N.A.	USD-LIBOR BBA	Receive	**	11/15/20	4,156	(563,899)
UBS AG	USD-LIBOR BBA	Receive	4.040	05/27/39	3,847	(127,513)
UBS AG	USD-LIBOR BBA	Receive	4.578	08/12/39	2,640	(318,683)

						(2,558,706)

Total Interest Rate Swaps						$(2,106,511)

Value
Swap Collateral Received From Counterparty
Bank of America N.A.	$(44,000)

Total Swap Agreements	$2,150,511

**	Zero Coupon swap. The Portfolio and/or counterparty will make a net payment on the expiration date.
Security Valuation Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not readily available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates value value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from

10

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
	Quoted	Other Significant	Unobservable
Investment	Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position

Mortgage Backed Securities	$—	$138,406,009	$—	$138,406,009

Agency Bonds	—	41,965,855	—	41,965,855
Debts issued by United States	—	102,584,100	—	102,584,100

Asset Backed Securities	—	9,757,854	—	9,757,854

Municipal Bonds	—	5,539,267	—	5,539,267
Issued by States of the United States
Collateralized Mortgage Obligations	—	935,729	—	935,729

Short-Term Investments	—	55,526,379	—	55,526,379

Futures	79,152	—	—	79,152

Interest Rate Swaps	—	908,455	—	908,455

Total Investments in an Asset Position	$79,152	$355,623,648	$—	$355,702,800

11

Van Kampen Life Investment Trust Government Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
	Quoted	Other Significant	Unobservable
Investment	Prices	Observable Inputs	Inputs	Total

Investments in a Liability Position:

Futures	(347,563)	—	—	(347,563)

Interest Rate Swaps	—	(3,014,966)	—	(3,014,966)

Total Investments in a Liability Position	$(347,563)	$(3,014,966)	$—	$(3,362,529)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Collateralized
Mortgage
Obligations
Balance as of 12/31/08	$102,829

Accrued Discounts/Premiums	-0-

Realized Gain/Loss	(53,636)

Change in Unrealized Appreciation/Depreciation	46,855

Net Purchases/Sales	(33,897)

Net Transfers in and/or out of Level 3	(62,151)

Balance as of 9/30/09	$-0-

Net change in Unrealized Appreciation/Depreciation from Investments still held as of 9/30/09	$-0-

12

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.2%
Aerospace & Defense 1.2%
General Dynamics Corp.	177,100	$11,440,660
Raytheon Co.	171,700	8,236,449

		19,677,109

Air Freight & Logistics 0.7%
FedEx Corp.	155,900	11,726,798

Apparel Retail 0.8%
Gap, Inc.	630,900	13,501,260

Asset Management & Custody Banks 0.4%
State Street Corp.	126,000	6,627,600

Auto Parts & Equipment 0.5%
Autoliv, Inc.	240,700	8,087,520

Broadcasting & Cable TV 1.6%
Comcast Corp., Class A	1,508,509	25,478,717

Broadcasting — Diversified 1.1%
Time Warner Cable, Inc.	397,713	17,137,453

Communications Equipment 1.7%
Cisco Systems, Inc. (a)	1,139,970	26,834,894

Computer Hardware 1.9%
Hewlett-Packard Co.	661,275	31,218,793

Consumer Electronics 1.4%
Sony Corp. — ADR (Japan)	802,820	23,442,344

Department Stores 1.0%
Macy’s, Inc.	849,720	15,541,379

Diversified Banks 1.3%
Comerica, Inc.	154,700	4,589,949

1

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Banks (continued)
U.S. Bancorp	335,200	$7,327,472
Wells Fargo & Co.	319,400	9,000,692

		20,918,113

Diversified Chemicals 2.6%
Bayer AG — ADR (Germany)	365,860	25,444,904
Dow Chemical Co.	633,000	16,502,310

		41,947,214

Diversified Commercial & Professional Services 0.5%
Cintas Corp.	292,200	8,856,582

Diversified Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.	185,300	12,713,433

Drug Retail 1.4%
Walgreen Co.	624,700	23,407,509

Electric Utilities 4.3%
American Electric Power Co., Inc.	1,091,781	33,834,293
Edison International, Inc	121,700	4,086,686
Entergy Corp.	181,678	14,508,805
FirstEnergy Corp.	390,060	17,833,543

		70,263,327

Electronic Equipment Manufacturers 1.2%
Agilent Technologies, Inc. (a)	701,500	19,522,745

Gold 0.7%
Newmont Mining Corp.	255,210	11,234,344

Health Care Distributors 0.8%
Cardinal Health, Inc.	340,300	9,120,040
CareFusion Corp. (a)	170,150	3,709,270

		12,829,310

Health Care Equipment 2.3%
Boston Scientific Corp. (a)	1,370,150	14,509,888

2

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Equipment (continued)
Covidien PLC (Ireland)	530,122	$22,933,078

		37,442,966

Home Improvement Retail 2.1%
Home Depot, Inc.	1,307,920	34,842,989

Human Resource & Employment Services 1.2%
Manpower, Inc.	211,710	12,006,074
Robert Half International, Inc.	327,900	8,204,058

		20,210,132

Industrial Conglomerates 5.1%
General Electric Co.	2,101,600	34,508,272
Siemens AG — ADR (Germany)	255,250	23,728,040
Tyco International Ltd. (Switzerland)	726,562	25,051,858

		83,288,170

Industrial Machinery 2.4%
Dover Corp.	566,900	21,973,044
Ingersoll-Rand PLC (Ireland)	543,487	16,668,746

		38,641,790

Insurance Brokers 3.6%
Marsh & McLennan Cos., Inc.	2,375,561	58,747,623

Integrated Oil & Gas 8.3%
BP PLC — ADR (United Kingdom)	331,020	17,620,195
ConocoPhillips	189,360	8,551,497
Exxon Mobil Corp.	356,810	24,480,734
Hess Corp.	220,400	11,782,584
Occidental Petroleum Corp.	513,370	40,248,208
Royal Dutch Shell PLC — ADR (United Kingdom)	583,380	33,363,502

		136,046,720

Integrated Telecommunication Services 1.4%
Verizon Communications, Inc.	776,119	23,493,122

3

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Internet Software & Services 2.4%
eBay, Inc. (a)	1,623,050	$38,320,210

Investment Banking & Brokerage 1.6%
Charles Schwab Corp.	1,398,196	26,775,453

Motorcycle Manufacturers 0.6%
Harley-Davidson, Inc.	428,742	9,861,066

Movies & Entertainment 4.8%
Time Warner, Inc.	1,225,503	35,269,977
Viacom, Inc., Class B (a)	1,516,930	42,534,717

		77,804,694

Office Services & Supplies 0.6%
Avery Dennison Corp.	272,800	9,823,528

Oil & Gas Equipment & Services 1.7%
Schlumberger Ltd. (Netherlands Antilles)	359,190	21,407,724
Smith International, Inc.	210,800	6,049,960

		27,457,684

Oil & Gas Exploration & Production 3.4%
Anadarko Petroleum Corp.	605,800	38,001,834
Devon Energy Corp.	267,240	17,993,269

		55,995,103

Oil & Gas Refining & Marketing 0.3%
Valero Energy Corp.	207,700	4,027,303

Other Diversified Financial Services 8.5%
Bank of America Corp.	1,772,900	29,997,468
Citigroup, Inc.	3,195,700	15,467,188
JPMorgan Chase & Co.	2,122,802	93,021,184

		138,485,840

Packaged Foods & Meats 1.9%
Cadbury PLC — ADR (United Kingdom)	281,262	14,448,851

4

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Packaged Foods & Meats (continued)
Unilever NV (Netherlands)	559,600	$16,150,056

		30,598,907

Personal Products 1.1%
Estee Lauder Cos., Inc., Class A	474,920	17,610,034

Pharmaceuticals 5.9%
Abbott Laboratories	270,890	13,400,928
Bristol-Myers Squibb Co.	1,256,440	28,295,029
Pfizer, Inc.	950,200	15,725,810
Roche Holdings AG — ADR (Switzerland)	499,340	20,151,165
Schering-Plough Corp.	679,190	19,187,118

		96,760,050

Property & Casualty Insurance 3.1%
Chubb Corp.	462,463	23,312,760
Travelers Cos., Inc.	536,677	26,420,609

		49,733,369

Regional Banks 3.4%
BB&T Corp.	426,800	11,626,032
Fifth Third Bancorp	872,000	8,833,360
First Horizon National Corp. (a)	331,342	4,383,658
PNC Financial Services Group, Inc.	628,570	30,542,216

		55,385,266

Reinsurance 0.3%
Transatlantic Holdings, Inc.	107,900	5,413,343

Restaurants 0.7%
Starbucks Corp. (a)	576,630	11,907,409

Semiconductor Equipment 0.8%
Lam Research Corp. (a)	389,941	13,320,385

Semiconductors 1.2%
Intel Corp.	990,761	19,389,193

5

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Soft Drinks 0.5%
Coca-Cola Co.	157,460	$8,455,602

Systems Software 0.3%
Symantec Corp. (a)	247,146	4,070,495

Wireless Telecommunication Services 0.8%
Vodafone Group PLC — ADR (United Kingdom)	608,200	13,684,500

Total Long-Term Investments 96.2%
(Cost $1,473,458,682)		1,568,559,390

Repurchase Agreements 4.7%
Banc of America Securities ($18,407,338 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $18,407,358)		18,407,338
JPMorgan Chase & Co. ($55,501,516 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $55,501,594)		55,501,516
State Street Bank & Trust Co. ($3,096,146 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $3,096,147)		3,096,146

Total Repurchase Agreements 4.7%
(Cost $77,005,000)		77,005,000

Total Investments 100.9%
(Cost $1,550,463,682)		1,645,564,390

Liabilities in Excess of Other Assets (0.9%)		(14,178,105)

Net Assets 100.0%		$1,631,386,285

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt

6

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurement and Disclosure (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances ( unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

7

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investment	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position

Common Stocks

Aerospace & Defense	$19,677,109	$—	$—	$19,677,109

Air Freight & Logistics	11,726,798	—	—	11,726,798

Apparel Retail	13,501,260	—	—	13,501,260

Asset Management & Custody Banks	6,627,600	—	—	6,627,600

Auto Parts & Equipment	8,087,520	—	—	8,087,520

Broadcasting & Cable TV	25,478,717	—	—	25,478,717

Broadcasting - Diversified	17,137,453	—	—	17,137,453

Communications Equipment	26,834,894	—	—	26,834,894

Computer Hardware	31,218,793	—	—	31,218,793

Consumer Electronics	23,442,344	—	—	23,442,344

Department Stores	15,541,379	—	—	15,541,379

Diversified Banks	20,918,113	—	—	20,918,113

Diversified Chemicals	16,502,310	25,444,904	—	41,947,214

Diversified Commercial & Professional Services	8,856,582	—	—	8,856,582

Diversified Metals & Mining	12,713,433	—	—	12,713,433

Drug Retail	23,407,509	—	—	23,407,509

Electric Utilities	70,263,327	—	—	70,263,327

Electronic Equipment Manufacturers	19,522,745	—	—	19,522,745

Gold	11,234,344	—	—	11,234,344

Health Care Distributors	12,829,310	—	—	12,829,310

Health Care Equipment	37,442,966	—	—	37,442,966

Home Improvement Retail	34,842,989	—	—	34,842,989

8

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investment	Quoted Prices	Inputs	Inputs	Total

Human Resource & Employment Services	$20,210,132	$—	$—	$20,210,132

Industrial Conglomerates	83,288,170	—	—	83,288,170

Industrial Machinery	38,641,790	—	—	38,641,790

Insurance Brokers	58,747,623	—	—	58,747,623

Integrated Oil & Gas	136,046,720	—	—	136,046,720

Integrated Telecommunication Services	23,493,122	—	—	23,493,122

Internet Software & Services	38,320,210	—	—	38,320,210

Investment Banking & Brokerage	26,775,453	—	—	26,775,453

Motorcycle Manufacturers	9,861,066	—	—	9,861,066

Movies & Entertainment	77,804,694	—	—	77,804,694

Office Services & Supplies	9,823,528	—	—	9,823,528

Oil & Gas Equipment & Services	27,457,684	—	—	27,457,684

Oil & Gas Exploration & Production	55,995,103	—	—	55,995,103

Oil & Gas Refining & Marketing	4,027,303	—	—	4,027,303

Other Diversified Financial Services	138,485,840	—	—	138,485,840

Packaged Foods & Meats	16,150,056	14,448,851	—	30,598,907

Personal Products	17,610,034	—	—	17,610,034

Pharmaceuticals	76,608,885	20,151,165	—	96,760,050

Property & Casualty Insurance	49,733,369	—	—	49,733,369

Regional Banks	55,385,266	—	—	55,385,266

Reinsurance	5,413,343	—	—	5,413,343

Restaurants	11,907,409	—	—	11,907,409

9

Van Kampen Life Investment Trust Growth and Income Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investment	Quoted Prices	Inputs	Inputs	Total

Semiconductor Equipment	$13,320,385	$—	$—	$13,320,385

Semiconductors	19,389,193	—	—	19,389,193

Soft Drinks	8,455,602	—	—	8,455,602

Systems Software	4,070,495	—	—	4,070,495

Wireless Telecommunication Services	13,684,500	—	—	13,684,500

Repurchase Agreements	—	77,005,000	—	77,005,000

Total Investments in a Asset Position	$1,508,514,470	$137,049,920	$—	$1,645,564,390

10

Van Kampen Life Investment Trust Money Market Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited)

Par
Amount		Amortized
(000)	Description	Cost

	Repurchase Agreements 89.4%
$14,000	Banc of America Securities ($14,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $14,000,0016)	$14,000,000
15,390	Deutsche Bank, AG ($15,390,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $15,390,017)	15,390,000
15,000	Goldman Sachs NG Tri Party ($15,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $15,000,017)	15,000,000
15,000	JPMorgan Chase & Co. ($15,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $15,000,021)	15,000,000

	Total Repurchase Agreements 89.4%	59,390,000

Par			Yield on
Amount			Date of	Amortized
(000)	Description	Maturity	Purchase	Cost

	Commercial Paper 7.5%
3,000	Calyon NA, Inc.	11/05/09	0.330%	2,999,037
2,000	Lloyds Bank PLC	11/17/09	0.400	1,998,956

	Total Commercial Paper 7.5%			4,997,993

Total Investments 96.9% (a)				64,387,993
Other Assets in Excess of Liabilities 3.1%				2,061,833

Net Assets 100.0%				$66,449,826

Percentages are calculated as a percentage of net assets.

(a)	At September 30, 2009, cost is identical for both book and federal income tax purposes.
Security Valuation Investments are valued at amortized cost which approximates fair value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Van Kampen Life Investment Trust Money Market Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at amortized cost, which approximates fair value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investment	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Repurchase Agreements	$—	$59,390,000	$—	$59,390,000
Commercial Paper	—	4,997,993	—	4,997,993

Total Investments in an Asset Position	$—	$64,387,993	$—	$64,387,993

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 93.1%
Advertising 1.1%
Groupe Aeroplan, Inc. (Canada)	47,806	$442,049

Air Freight & Logistics 4.1%
C.H. Robinson Worldwide, Inc.	12,885	744,109
Expeditors International of Washington, Inc.	26,731	939,594

		1,683,703

Apparel Retail 1.1%
Abercrombie & Fitch Co., Class A	13,285	436,811

Application Software 4.0%
Autodesk, Inc. (a)	22,209	528,574
Salesforce.com, Inc. (a)	19,428	1,106,036

		1,634,610

Asset Management & Custody Banks 0.8%
Calamos Asset Management, Inc., Class A	23,426	305,944

Broadcasting & Cable TV 1.0%
Discovery Communications, Inc., Class C (a)	16,235	422,597

Casinos & Gaming 4.4%
Las Vegas Sands Corp. (a)	32,564	548,378
Wynn Resorts Ltd. (a)	17,480	1,239,157

		1,787,535

Communications Equipment 2.1%
Palm, Inc. (a)	48,227	840,597

Computer Hardware 2.0%
Teradata Corp. (a)	29,665	816,381

Construction & Engineering 0.9%
Aecom Technology Corp. (a)	13,246	359,496

Construction Materials 2.8%
Martin Marietta Materials, Inc.	9,730	895,841

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Construction Materials (continued)
Texas Industries, Inc.	6,090	$255,719

		1,151,560

Consumer Finance 2.1%
Redecard SA (Brazil)	55,183	848,802

Department Stores 0.8%
Sears Holdings Corp. (a)	4,758	310,745

Distributors 3.4%
Li & Fung Ltd. (Bermuda)	348,000	1,403,217

Diversified Commercial & Professional Services 2.2%
Corporate Executive Board Co.	13,774	342,972
IHS, Inc., Class A (a)	10,845	554,505

		897,477

Diversified Metals & Mining 1.0%
Intrepid Potash, Inc. (a)	17,802	419,949

Education Services 2.9%
New Oriental Education & Technology Group, Inc. — ADR (Cayman Islands) (a)	8,815	709,167
Strayer Education, Inc.	2,068	450,162

		1,159,329

Electronic Components 1.5%
BYD Co., Ltd. (China) (a)	72,900	600,598

Environmental & Facilities Services 0.9%
Covanta Holding Corp. (a)	21,701	368,917

Health Care Equipment 3.7%
Gen-Probe, Inc. (a)	14,594	604,775
Intuitive Surgical, Inc. (a)	1,994	522,926
Mindray Medical International Ltd., Class A — ADR (Cayman Islands)	11,676	381,105

		1,508,806

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Home Furnishings 0.6%
Mohawk Industries, Inc. (a)	5,109	$243,648

Homebuilding 2.8%
Gafisa SA — ADR (Brazil)	17,923	544,142
NVR, Inc. (a)	913	581,919

		1,126,061

Hotels, Resorts & Cruise Lines 3.2%
Ctrip.com International Ltd. — ADR (Cayman Islands) (a)	22,441	1,319,306

Human Resource & Employment Services 0.8%
Monster Worldwide, Inc. (a)	19,451	340,003

Internet Retail 3.7%
Netflix, Inc. (a)	5,838	269,540
Priceline.com, Inc. (a)	7,519	1,246,801

		1,516,341

Internet Software & Services 9.6%
Akamai Technologies, Inc. (a)	31,125	612,540
Alibaba.com Ltd. (Cayman Islands)	344,600	800,356
Baidu, Inc. — ADR (Cayman Islands) (a)	3,875	1,515,319
Equinix, Inc. (a)	5,011	461,012
Tencent Holdings Ltd. (Cayman Islands)	31,700	515,786

		3,905,013

Investment Banking & Brokerage 1.5%
Greenhill & Co., Inc.	6,813	610,309

Life Sciences Tools & Services 5.4%
Illumina, Inc. (a)	32,195	1,368,288
Techne Corp.	12,946	809,772

		2,178,060

Multi-Sector Holdings 2.3%
Leucadia National Corp.	37,033	915,456

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Exploration & Production 7.4%
Petrohawk Energy Corp. (a)	12,706	$307,612
Range Resources Corp.	22,552	1,113,167
Ultra Petroleum Corp. (Canada) (a)	32,624	1,597,271

		3,018,050

Pharmaceuticals 1.2%
Allergan, Inc.	8,550	485,298

Publishing 1.8%
Morningstar, Inc. (a)	15,469	751,175

Real Estate Management & Development 1.1%
Brookfield Asset Management, Inc., Class A (Canada)	20,375	462,716

Restaurants 1.5%
Starbucks Corp. (a)	30,163	622,866

Specialized Finance 2.3%
IntercontinentalExchange, Inc. (a)	6,190	601,606
Moody’s Corp.	10,050	205,623
MSCI, Inc., Class A (a)	3,654	108,232

		915,461

Specialty Chemicals 2.7%
Nalco Holding Co.	31,640	648,304
Rockwood Holdings, Inc. (a)	22,527	463,380

		1,111,684

Systems Software 0.7%
Rovi Corp. (a)	8,153	273,941

Wireless Telecommunication Services 1.7%
Millicom International Cellular SA (Luxembourg) (a)	3,836	279,031
NII Holdings, Inc., Class B (a)	14,319	429,283

		708,314

Total Common Stocks 93.1%		37,902,825

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Convertible Preferred Stocks 0.4%
Pharmaceuticals 0.4%
Ironwood Pharmaceuticals (Acquired 9/11/08, Cost $167,988) (a)(b)(c)(d)	13,999	$167,988

Total Long-Term Investments 93.5% (Cost $40,517,182)		38,070,813

Repurchase Agreements 6.7%
Banc of America Securities ($649,952 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $649,953)		649,952
JPMorgan Chase & Co. ($1,959,725 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $1,959,728)		1,959,725
State Street Bank & Trust Co. ($109,323 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $109,323)		109,323

Total Repurchase Agreements 6.7% (Cost $2,719,000)		2,719,000

Total Investments 100.2% (Cost $43,236,182)		40,789,813

Liabilities in Excess of Other Assets (0.2%)		(63,745)

Net Assets 100.0%		$40,726,068

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.4% of net assets.

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

(d)	Security has been deemed illiquid.

ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Van Kampen Life Investment Trust Mid Cap Growth Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Investment	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common & Convertible Preferred Stocks
Advertising	$442,049	$—	$—	$442,049
Air Freight & Logistics	1,683,703	—	—	1,683,703
Apparel Retail	436,811	—	—	436,811
Application Software	1,634,610	—	—	1,634,610
Asset Management & Custody Banks	305,944	—	—	305,944
Broadcasting & Cable TV	422,597	—	—	422,597
Casinos & Gaming	1,787,535	—	—	1,787,535
Communications Equipment	840,597	—	—	840,597
Computer Hardware	816,381	—	—	816,381
Construction & Engineering	359,496	—	—	359,496
Construction Materials	1,151,560	—	—	1,151,560
Consumer Finance	848,802	—	—	848,802
Department Stores	310,745	—	—	310,745
Distributors	1,403,217	—	—	1,403,217
Diversified Commercial & Professional Services	897,477	—	—	897,477
Diversified Metals & Mining	419,949	—	—	419,949
Education Services	1,159,329	—	—	1,159,329
Electronic Components	600,598	—	—	600,598
Environmental & Facilities Services	368,917	—	—	368,917
Health Care Equipment	1,508,806	—	—	1,508,806
Home Furnishings	243,648	—	—	243,648
Homebuilding	1,126,061	—	—	1,126,061
Hotels, Resorts & Cruise Lines	1,319,306	—	—	1,319,306
Human Resource & Employment Services	340,003	—	—	340,003
Internet Retail	1,516,341	—	—	1,516,341
Internet Software & Services	3,905,013	—	—	3,905,013
Investment Banking & Brokerage	610,309	—	—	610,309
Life Sciences Tools & Services	2,178,060	—	—	2,178,060
Multi-Sector Holdings	915,456	—	—	915,456
Oil & Gas Exploration & Production	3,018,050	—	—	3,018,050
Pharmaceuticals	485,298	—	167,988	653,286
Publishing	751,175	—	—	751,175
Real Estate Management & Development	462,716	—	—	462,716
Restaurants	622,866	—	—	622,866
Specialized Finance	915,461	—	—	915,461
Specialty Chemicals	1,111,684	—	—	1,111,684
Systems Software	273,941	—	—	273,941
Wireless Telecommunication Services	708,314	—	—	708,314
Short-Term Investments	—	2,719,000	—	2,719,000

Total Investments in an Asset Position	$37,902,825	$2,719,000	$167,988	$40,789,813

     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of January 1, 2009	$167,988
Accrued discounts/premiums	-0-
Realized gain/loss	-0-
Change in unrealized appreciation/depreciation	-0-
Net purchases/sales	-0-
Net transfers in and/or out of Level 3	-0-

Balance as of September 30, 2009	$167,988

Net change in Unrealized Appreciation/Depreciation from Investments still held as of September 30, 2009	-0-

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 100.7%
Air Freight & Logistics 3.8%
C.H. Robinson Worldwide, Inc.	48,760	$2,815,890
Expeditors International of Washington, Inc.	109,393	3,845,164

		6,661,054

Application Software 3.6%
Adobe Systems, Inc. (a)	76,597	2,530,765
Salesforce.com, Inc. (a)	67,800	3,859,854

		6,390,619

Casinos & Gaming 4.9%
Las Vegas Sands Corp. (a)	150,286	2,530,816
Wynn Resorts Ltd. (a)	85,754	6,079,101

		8,609,917

Communications Equipment 5.3%
Cisco Systems, Inc. (a)	180,195	4,241,790
QUALCOMM, Inc.	30,804	1,385,564
Research In Motion Ltd. (Canada) (a)	54,011	3,648,443

		9,275,797

Computer Hardware 7.2%
Apple, Inc. (a)	68,766	12,747,153

Construction Materials 2.7%
Cemex SAB de CV — ADR (Mexico) (a)	159,886	2,065,727
Martin Marietta Materials, Inc.	28,405	2,615,248

		4,680,975

Consumer Finance 4.2%
American Express Co.	101,698	3,447,562
Redecard SA (Brazil)	262,314	4,034,803

		7,482,365

Data Processing & Outsourced Services 3.9%
MasterCard, Inc., Class A	24,638	4,980,572
Visa, Inc., Class A	26,592	1,837,773

		6,818,345

1

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Department Stores 0.9%
Sears Holdings Corp. (a)	23,754	$1,551,374

Distributors 3.0%
Li & Fung Ltd. (Bermuda)	1,328,000	5,354,804

Diversified Commercial & Professional Services 0.7%
Corporate Executive Board Co.	51,485	1,281,977

Electrical Components & Equipment 0.7%
First Solar, Inc. (a)	8,227	1,257,579

Fertilizers & Agricultural Chemicals 4.9%
Monsanto Co.	112,098	8,676,385

Health Care Equipment 2.0%
Gen-Probe, Inc. (a)	23,651	980,097
Intuitive Surgical, Inc. (a)	9,594	2,516,027

		3,496,124

Human Resource & Employment Services 0.6%
Monster Worldwide, Inc. (a)	64,003	1,118,772

Internet Retail 6.3%
Amazon.com, Inc. (a)	119,020	11,111,707

Internet Software & Services 14.6%
Baidu. com, Inc. — ADR (Cayman Islands) (a)	11,244	4,396,966
eBay, Inc. (a)	135,222	3,192,591
Google, Inc., Class A (a)	24,070	11,935,110
Tencent Holdings Ltd. (Cayman Islands)	384,200	6,251,266

		25,775,933

Life Sciences Tools & Services 2.7%
Illumina, Inc. (a)	113,666	4,830,805

2

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Marine Ports & Services 1.3%
China Merchants Holdings International Co., Ltd. (Hong Kong)	690,000	$2,288,114

Multi-Line Insurance 1.6%
Loews Corp.	83,457	2,858,402

Multi-Sector Holdings 2.6%
Leucadia National Corp. (a)	184,743	4,566,847

Oil & Gas Exploration & Production 5.8%
Range Resources Corp.	51,144	2,524,468
Ultra Petroleum Corp. (Canada) (a)	155,747	7,625,373

		10,149,841

Other Diversified Financial Services 2.5%
BM&F BOVESPA SA (Brazil)	607,473	4,478,210

Pharmaceuticals 1.3%
Allergan, Inc.	40,405	2,293,388

Property & Casualty Insurance 2.1%
Berkshire Hathaway, Inc., Class B (a)	1,134	3,768,282

Publishing 0.7%
McGraw-Hill Cos., Inc.	49,771	1,251,243

Real Estate Management & Development 4.0%
Brookfield Asset Management, Inc., Class A (Canada)	313,035	7,109,025

Restaurants 2.6%
Starbucks Corp. (a)	223,667	4,618,724

Specialized Finance 1.9%
CME Group, Inc.	10,565	3,256,027

Systems Software 0.8%
VMware, Inc., Class A (a)	37,145	1,492,115

3

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Wireless Telecommunication Services 1.5%
America Movil SAB de CV, Ser L — ADR (Mexico)	62,285	$2,729,952

Total Long-Term Investments 100.7% (Cost $198,543,171)		177,981,855

Repurchase Agreements 0.4%
Banc of America Securities ($183,105 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $183,105)		183,105
JPMorgan Chase & Co. ($552,096 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $552,097)		552,096
State Street Bank & Trust Co. ($30,799 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $30,799)		30,799

Total Repurchase Agreements 0.4% (Cost $766,000)		766,000

Total Investments 101.1% (Cost $199,309,171)		178,747,855

Liabilities in Excess of Other Assets (1.1%)		(2,064,546)

Net Assets 100.0%		$176,683,309

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt

4

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments
                  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Events	Inputs	Total

Investments in an Asset Position
Common Stocks
Air Freight & Logistics	$6,661,054	$—	$—	$6,661,054
Application Software	6,390,619	—	—	6,390,619
Casinos & Gaming	8,609,917	—	—	8,609,917
Communications Equipment	9,275,797	—	—	9,275,797
Computer Hardware	12,747,153	—	—	12,747,153
Construction Materials	4,680,975	—	—	4,680,975
Consumer Finance	7,482,365	—	—	7,482,365
Data Processing & Outsourced Services	6,818,345	—	—	6,818,345
Department Stores	1,551,374	—	—	1,551,374
Distributors	5,354,804	—	—	5,354,804
Diversified Commercial & Professional Services	1,281,977	—	—	1,281,977
Electrical Components & Equipment	1,257,579	—	—	1,257,579
Fertilizers & Agricultural Chemicals	8,676,385	—	—	8,676,385
Health Care Equipment	3,496,124	—	—	3,496,124
Human Resource & Employment Services	1,118,772	—	—	1,118,772
Internet Retail	11,111,707	—	—	11,111,707
Internet Software & Services	25,775,933	—	—	25,775,933
Life Sciences Tools & Services	4,830,805	—	—	4,830,805
Marine Ports & Services	2,288,114	—	—	2,288,114
Multi-Line Insurance	2,858,402	—	—	2,858,402
Multi-Sector Holdings	4,566,847	—	—	4,566,847
Oil & Gas Exploration & Production	10,149,841	—	—	10,149,841
Other Diversified Financial Services	4,478,210	—	—	4,478,210

6

Van Kampen Life Investment Trust Capital Growth Portfolio
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Events	Inputs	Total

Pharmaceuticals	$2,293,388	$—	$—	2,293,388
Property & Casualty Insurance	3,768,282	—	—	3,768,282
Publishing	1,251,243	—	—	1,251,243
Real Estate Management & Development	7,109,025	—	—	7,109,025
Restaurants	4,618,724	—	—	4,618,724
Specialized Finance	3,256,027	—	—	3,256,027
Systems Software	1,492,115	—	—	1,492,115
Wireless Telecommunication Services	2,729,952	—	—	2,729,952
Repurchase Agreements	—	766,000	—	766,000

Total Investments in an Asset Position	$177,981,855	$766,000	$—	$178,747,855

7

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 39.6%
Austria 0.0%
Erste Group Bank AG	203	$9,072
Oesterreichishe Elektrizitaetswirtschafts AG, Class A	74	3,741
OMV AG	313	12,628
Telekom Austria AG	315	5,679
Voestalpine AG	70	2,499

		33,619

Belgium 0.1%
Anheuser-Busch InBev NV	703	32,102
Belgacom SA	172	6,700
Colruyt SA	28	6,580
Delhaize Group	138	9,580
Groupe Bruxelles Lambert SA	173	15,980
KBC Groep NV (a)	155	7,786
Solvay SA	103	10,694
Umicore	77	2,305

		91,727

Bermuda 0.0%
Axis Capital Holdings Ltd.	100	3,018
Bunge Ltd.	100	6,261
Invesco Ltd.	257	5,849
Seadrill Ltd. (a)	700	14,616
Willis Group Holdings Ltd.	100	2,822

		32,566

Canada 0.0%
Thomson Reuters Corp.	247	8,292
Tim Hortons, Inc.	200	5,660

		13,952

Denmark 0.2%
A P Moller — Maersk A/S, Class B	2	13,760
A P Moller — Maersk A/S, Class A	2	13,367
Danske Bank A/S (a)	567	14,852
DSV A/S (a)	400	7,132

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Denmark (continued)
FLSmidth & Co. A/S	52	$2,832
Novo Nordisk A/S, Class B	729	45,643
Novozymes A/S, Class B	22	2,070
Vestas Wind Systems A/S (a)	594	42,941

		142,597

Finland 0.2%
Fortum Oyj	490	12,563
Kone Oyj, Class B	102	3,749
Nokia Oyj	7,642	112,388
Sampo Oyj, Class A	558	14,053
Stora Enso Oyj, Class R (a)	253	1,762
UPM-Kymmene Oyj	274	3,288
Wartsila Oyj	86	3,446

		151,249

France 2.3%
Accor SA	468	26,052
Air Liquide SA	394	44,827
Alcatel-Lucent SA (a)	3,056	13,671
Alstom SA	200	14,595
Atos Origin (a)	268	13,530
AXA SA	2,750	74,448
BNP Paribas	2,114	168,906
BNP Paribas (a)	1,993	4,316
Bouygues SA	198	10,069
Bureau Veritas SA	63	3,555
Cap Gemini SA	678	35,514
Carrefour SA	1,076	48,811
Christian Dior SA	108	10,668
CNP Assurances	84	8,559
Compagnie de Saint-Gobain	498	25,834

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Compagnie Generale des Etablissements Michelin, Class B	253	$19,848
Credit Agricole SA	620	12,956
Dassault Systemes SA	231	12,876
Eiffage SA	33	2,103
Electricite de France	161	9,551
Essilor International SA	326	18,579
Eutelsat Communications (a)	83	2,523
France Telecom SA	4,460	118,816
GDF Suez	3,010	133,660
Groupe DANONE	754	45,437
Hermes International	116	17,119
Lafarge SA	129	11,543
Lagardere SCA	100	4,658
L’Oreal SA	216	21,478
LVMH Moet Hennessy Louis Vuitton SA	470	47,271
Neopost SA	21	1,885
Pernod-Ricard SA	159	12,627
Peugeot SA (a)	164	5,000
PPR	136	17,432
Publicis Groupe	221	8,864
Renault SA (a)	299	13,942
Safran SA	158	2,961
Sanofi-Aventis SA	2,512	184,348
Schneider Electric SA	704	71,351
SCOR SE	250	6,834
Societe Generale	1,324	106,561
Sodexo	254	15,217
Suez Environnement SA	224	5,117
Technip SA	296	18,907
Thales SA	88	4,365

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France (continued)
Total SA	4,684	$278,320
Unibail-Rodmaco (REIT)	252	52,346
Vallourec SA	45	7,625
Veolia Environnement	314	12,034
Vinci SA	1,281	72,470
Vivendi	2,594	80,265

		1,960,244

Germany 2.0%
Adidas AG	348	18,419
Allianz SE	856	106,937
BASF SE	1,462	77,468
Bayer AG	1,914	132,620
Bayerische Motoren Werke AG	896	43,203
Beiersdorf AG	85	4,992
Commerzbank AG (a)	567	7,189
Daimler AG	2,755	138,705
Deutsche Bank AG	1,258	96,546
Deutsche Boerse AG	311	25,417
Deutsche Lufthansa AG	681	12,068
Deutsche Post AG	1,550	29,033
Deutsche Telekom AG	6,746	92,103
E.ON AG	5,269	223,447
Fresenius Medical Care AG & Co. KGaA	316	15,736
GEA Group AG	162	3,380
K&S AG	97	5,293
Linde AG	108	11,708
MAN AG	87	7,180
Merck KGaA	56	5,568
Metro AG	234	13,235
Muenchener Rueckversicherungs-Gesellschaft AG	388	61,905
Q-Cells SE (a)	65	1,245

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Germany (continued)
RWE AG	1,251	$116,191
Salzgitter AG	21	2,013
SAP AG	4,314	210,093
Siemens AG	2,648	245,207
Solarworld AG	95	2,308
ThyssenKrupp AG	286	9,848
TUI AG (a)	600	6,190
Volkswagen AG	340	55,889

		1,781,136

Greece 0.1%
Alpha Bank AE (a)	440	8,113
Hellenic Telecommunications Organization SA	240	3,969
National Bank of Greece SA (a)	460	16,492
OPAP SA	560	14,439
Piraeus Bank SA (a)	561	10,401

		53,414

Ireland 0.1%
Accenture PLC	1,200	44,724
Cooper Industries PLC	100	3,757
Covidien PLC	700	30,282
CRH PLC	399	11,082
Elan Corp. (a)	343	2,460
Ingersoll-Rand PLC	200	6,134

		98,439

Italy 0.7%
Alleanza Assicurazioni SpA	454	4,096
Assicurazioni Generali SpA	2,258	61,889
Atlantia SpA	466	11,299
Banca Monte dei Paschi di Siena SpA	1,873	4,007
Banco Popolare SC (a)	833	7,990
Enel SpA	11,975	76,009

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Italy (continued)
ENI SpA	5,433	$135,792
Fiat SpA (a)	1,193	15,345
Finmeccanica SpA	400	7,071
Intesa Sanpaolo (a)	15,565	68,844
Luxottica Group SpA	317	8,211
Mediaset SpA	983	6,876
Mediobanca SpA	450	6,151
Mediobanca SpA (a)	429	31
Saipem SpA	666	20,057
Snam Rete Gas SpA	699	3,401
Telecom Italia SpA	17,439	28,023
Terna Rete Elettrica Nationale SpA	1,189	4,637
UniCredit SpA (a)	39,628	154,832
Unione di Banche Italiane ScpA	623	9,563
Unione di Banche Italiane ScpA (a)	623	74

		634,198

Japan 4.7%
Advantest Corp.	300	8,322
Aeon Co., Ltd.	1,700	16,268
Aioi Insurance Co., Ltd.	2,000	10,204
Aisin Seiki Co., Ltd.	400	9,759
Ajinomoto Co., Inc.	1,000	10,015
Amada Co., Ltd.	1,000	6,729
Asahi Breweries Ltd.	800	14,634
Asahi Glass Co., Ltd.	3,000	24,230
Asahi Kasei Corp.	3,000	15,273
Astellas Pharma, Inc.	1,000	41,107
Bank of Kyoto Ltd.	1,000	9,191
Bank of Yokohama Ltd.	3,000	14,705
Benesse Corp.	200	9,803

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Bridgestone Corp.	1,200	$21,536
Canon, Inc.	2,100	84,922
Central Japan Railway Co.	4	28,742
Chiba Bank Ltd.	3,000	18,582
Chubu Electric Power Co., Inc.	1,400	34,000
Chugai Pharmaceutical Co., Ltd.	500	10,344
Chugoku Bank Ltd.	1,000	12,666
Chugoku Electric Power Co., Inc.	400	8,796
Chuo Mitsui Trust Holdings, Inc.	4,000	14,839
Dai Nippon Printing Co., Ltd.	1,000	13,769
Daiichi Sankyo Co., Ltd.	1,200	24,771
Daikin Industries Ltd.	500	17,991
DAITO Trust Construction Co., Ltd.	200	8,734
Daiwa House Industry Co., Ltd.	1,000	10,472
Daiwa Securities Group, Inc.	4,000	20,632
Denso Corp.	1,000	29,410
Dentsu, Inc.	400	9,313
East Japan Railway Co.	800	57,573
Eisai Co., Ltd.	700	26,358
Electric Power Development Co., Ltd.	300	9,508
Fanuc Ltd.	400	35,871
Fast Retailing Co., Ltd.	100	12,655
Fuji Heavy Industries Ltd.	2,000	7,776
FUJIFILM Holdings Corp.	1,200	35,961
Fujitsu Ltd.	4,000	26,157
Fukuoka Financial Group, Inc.	2,000	8,311
Furukawa Electric Co., Ltd.	2,000	8,132
GS Yuasa Corp.	1,000	9,135
Gunma Bank Ltd.	2,000	11,006
Hachijuni Bank Ltd.	1,000	5,570
Hankyu Hanshin Holdings, Inc.	4,000	19,161

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Hirose Electric Co., Ltd.	100	$11,274
Hitachi Ltd.	7,000	21,523
Hokkaido Electric Power Co., Inc.	300	6,243
Hokuhoku Financial Group, Inc.	7,000	16,376
Hokuriku Electric Power Co.	500	12,728
Honda Motor Co., Ltd.	3,000	92,408
Hoya Corp.	900	21,255
Ibiden Co., Ltd.	200	7,442
Inpex Corp.	2	17,067
Isetan Mitsukoshi Holdings Ltd.	700	8,040
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	3,000	6,083
Itochu Corp.	4,000	26,514
Iyo Bank Ltd.	1,000	9,024
Japan Real Estate Investment Corp. (REIT)	1	8,177
Japan Steel Works Ltd.	1,000	11,497
Japan Tobacco, Inc.	13	44,605
JFE Holdings, Inc.	900	30,881
Joyo Bank Ltd.	2,000	9,826
JS Group Corp.	700	12,282
JSR Corp.	400	8,199
Kajima Corp.	6,000	15,373
Kansai Electric Power Co., Inc.	1,600	38,679
Kao Corp.	1,000	24,731
Kawasaki Heavy Industries Ltd.	4,000	10,160
Kawasaki Kisen Kaisha Ltd. (a)	2,000	7,419
KDDI Corp.	6	33,822
Keihin Electric Express Railway Co., Ltd.	1,000	8,478
Keio Corp.	1,000	6,829
Keyence Corp.	100	21,367
Kintetsu Corp.	4,000	15,463
Kirin Brewery Co., Ltd.	2,000	30,658

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Kobe Steel Ltd.	7,000	$12,243
Komatsu Ltd.	2,000	37,476
Konica Minolita Holdings, Inc.	1,500	14,220
Kubota Corp.	2,000	16,643
Kuraray Co., Ltd.	1,000	10,917
Kurita Water Industries Ltd.	200	7,174
Kyocera Corp.	300	27,839
Kyowa Hakko Kirin Co., Ltd.	1,000	12,666
Kyushu Electric Power Co., Inc.	700	15,869
Lawson, Inc.	200	9,291
Makita Corp.	300	9,525
Marubeni Corp.	4,000	20,186
Mazda Motor Corp.	3,000	6,718
MEIJI Holdings Co., Ltd.	300	12,800
Mitsubishi Chemical Holdings Corp.	3,500	14,544
Mitsubishi Corp.	2,900	58,669
Mitsubishi Electric Corp.	4,000	30,301
Mitsubishi Estate Co., Ltd.	3,000	47,190
Mitsubishi Heavy Industries Ltd.	7,000	26,514
Mitsubishi Materials Corp.	3,000	8,288
Mitsubishi Motors Corp. (a)	10,000	16,487
Mitsubishi Tanabe Pharma Corp.	1,000	13,335
Mitsui & Co., Ltd.	7,300	74,018
Mitsui Fudosan Co., Ltd.	2,000	33,844
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,000	27,572
Mizuho Financial Group, Inc.	28,000	55,523
Murata Manufacturing Co., Inc.	400	18,983
Nidec Corp.	200	16,242
Nikon Corp.	1,000	18,292
Nintendo Co., Ltd.	200	51,245

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Nippon Building Fund, Inc. (REIT)	1	$8,923
Nippon Electric Glass Co., Ltd.	1,000	9,124
Nippon Express Co., Ltd.	2,000	8,132
Nippon Mining Holdings, Inc.	2,000	9,848
Nippon Oil Corp.	3,000	16,844
Nippon Paper Group, Inc.	200	5,771
Nippon Steel Corp.	11,000	40,194
Nippon Yusen Kabushiki Kaisha	2,000	7,731
Nipponkoa Insurance Co., Ltd.	2,000	12,522
Nissan Motor Co., Ltd. (a)	4,800	32,458
Nisshin Seifun Group, Inc.	500	6,996
Nitori Co., Ltd.	100	8,522
Nitto Denko Corp.	300	9,191
Nomura Holdings, Inc.	6,000	36,963
NTT Data Corp.	3	9,612
NTT Docomo, Inc.	32	51,120
Obayashi Corp.	2,000	8,756
Odakyu Electric Railway Co., Ltd.	2,000	18,047
OJI Paper Co., Ltd.	2,000	9,024
Olympus Optical Co., Ltd. (a)	600	15,908
Omron Corp.	400	7,549
Oriental Land Co., Ltd.	100	7,041
ORIX Corp.	210	12,820
Osaka Gas Co., Ltd.	4,000	14,037
Panasonic Corp.	3,700	54,532
Panasonic Electric Works Co., Ltd.	1,000	11,953
Pearson PLC	1,527	18,815
Rakuten, Inc.	17	11,325
Resona Holdings, Inc.	1,400	18,014
Ricoh Co., Ltd.	2,000	29,143
Rohm Co., Ltd.	200	13,992
Sankyo Co., Ltd.	100	6,261

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Sanyo Electric Co., Ltd. (a)	4,000	$9,491
SBI Holdings, Inc.	46	9,101
Secom Co., Ltd.	400	20,141
Sega Sammy Holdings, Inc.	500	6,506
Sekisui Chemical Co., Ltd.	2,000	11,630
Sekisui House Ltd.	2,000	18,047
Seven & I Holdings Co., Ltd.	1,700	40,717
Sharp Corp.	2,000	22,236
Shikoku Electric Power Co.	300	9,157
Shimizu Corp.	3,000	11,797
Shin-Etsu Chemical Co., Ltd.	800	49,195
Shionogi & Co., Ltd.	1,000	23,673
Shiseido Co., Ltd.	1,000	17,434
Shizuoka Bank Ltd.	2,000	21,122
SMC Corp.	100	12,299
Softbank Corp.	1,400	30,771
Sojitz Corp.	6,500	12,382
Sompo Japan Insurance, Inc.	3,000	20,186
Sony Corp.	2,300	68,028
Sony Financial Holdings, Inc.	3	8,619
Stanley Electric Co., Ltd.	300	6,083
Sumitomo Chemical Co., Ltd.	3,000	12,499
Sumitomo Corp.	2,300	23,701
Sumitomo Electric Industries Ltd.	2,000	26,157
Sumitomo Heavy Industries Ltd. (a)	2,000	9,759
Sumitomo Metal Industries Ltd.	8,000	19,696
Sumitomo Metal Mining Co., Ltd.	1,000	16,421
Sumitomo Mitsui Financial Group, Inc.	2,100	73,225
Sumitomo Realty & Development Co., Ltd.	1,000	18,303
Sumitomo Trust & Banking Co., Ltd.	4,000	21,255
Suzuki Motor Corp.	800	18,671

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Taiyo Nippon Sanso Corp.	1,000	$11,909
Takashimaya Co., Ltd.	1,000	7,999
Takeda Pharmaceutical Co., Ltd.	1,500	62,497
T&D Holdings, Inc.	550	14,889
TDK Corp.	200	11,564
Teijin Ltd.	3,000	9,358
Terumo Corp.	300	16,510
Tobu Railway Co., Ltd.	4,000	24,419
Tohoku Electric Power Co., Inc.	900	20,052
Tokio Marine Holdings, Inc.	2,000	57,929
Tokyo Electric Power Co., Inc.	3,000	78,705
Tokyo Electron Ltd.	300	19,150
Tokyo Gas Co., Ltd.	5,000	20,776
Tokyu Corp.	4,000	19,161
TonenGeneral Sekiyu K.K.	1,000	9,770
Toppan Printing Co., Ltd.	1,000	9,469
Toray Industries, Inc.	3,000	18,181
Toshiba Corp.	7,000	36,729
Toyo Seikan Kaisha Ltd.	500	9,620
Toyota Industries Corp.	400	10,984
Toyota Motor Corp.	5,300	210,784
Toyota Tsusho Corp.	600	9,050
Ube Industries Ltd.	2,000	5,258
West Japan Railway Co.	4	15,151
Yahoo! Japan Corp.	35	11,892
Yamada Denki Co., Ltd.	180	12,192
Yamaguchi Financial Group, Inc.	900	9,334
Yamaha Motor Corp., Ltd. (a)	1,200	14,799
Yamato Transport Co., Ltd.	1,000	16,432

		4,126,003

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Jersey Channel Islands 0.1%
Experian PLC	800	$6,732
Shire PLC	600	10,394
United Business Media Ltd.	300	2,242
WPP PLC	2,539	21,790

		41,158

Luxembourg 0.1%
ArcelorMittal	1,410	52,718
SES SA	377	8,551
Tenaris SA	1,023	18,233

		79,502

Netherlands 0.6%
Aegon NV (a)	1,698	14,414
Akzo Nobel NV	186	11,523
ASML Holding NV	365	10,736
European Aeronautic Defence and Space Co. NV	258	5,793
Heineken Holding NV	177	7,220
Heineken NV	264	12,171
ING Groep NV (a)	4,658	83,159
Koninklijke Ahold NV	2,196	26,415
Koninklijke DSM NV	206	8,606
Koninklijke KPN NV	3,802	63,064
Koninklijke Philips Electronics NV	3,238	78,846
Randstad Holding NV (a)	101	4,362
Reed Elsevier NV	1,084	12,230
STMicroelectronics NV	593	5,587
TNT NV	679	18,223
Unilever NV	3,860	111,248
Wolters Kluwer NV	371	7,924

		481,521

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Netherlands Antilles 0.4%
Schlumberger Ltd.	6,400	$381,440

Norway 0.1%
Norsk Hydro ASA (a)	400	2,662
Orkla ASA	800	7,542
StatoilHydro ASA	2,590	58,247
Telenor ASA (a)	804	9,312
Yara International ASA	350	11,016

		88,779

Panama 0.0%
Carnival Corp.	500	16,640

Portugal 0.0%
Banco Comercial Portugues SA, Class R	2,295	3,395
Brisa-Auto Estradas de Portugal SA	561	5,525
Energias de Portugal SA	1,560	7,145
Portugal Telecom SGPS SA	538	5,696

		21,761

Spain 1.2%
Abertis Infraestructuras SA	434	9,850
Acciona SA	33	4,491
ACS Actividades de Construccion y Servicios SA	144	7,510
Banco Bilbao Vizcaya Argentaria SA	10,484	186,095
Banco de Sabadell SA	961	7,109
Banco Popular Espanol SA	1,086	10,886
Banco Santander SA	20,819	335,120
Criteria Caixacorp SA	979	5,028
Enagas	191	3,991
Gamesa Corp. Tecnologica SA	182	4,078
Gas Natural SDG SA	256	5,657
Grupo Ferrovial SA	67	3,205
Iberdrola Renovables SA	689	3,388

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Spain (continued)
Iberdrola SA	9,378	$92,015
Indra Sistemas SA	329	8,204
Industria de Diseno Textil SA	368	21,115
Red Electrica Corp. SA	98	5,015
Repsol YPF SA	1,896	51,578
Telefonica SA	10,188	281,102
Zardoya Otis SA	104	2,257

		1,047,694

Sweden 0.3%
Alfa Laval AB	301	3,532
Assa Abloy AB, Class B	234	3,803
Atlas Copco AB, Class A	700	9,017
Atlas Copco AB, Class B	400	4,561
Electrolux AB (a)	600	13,728
Hennes & Mauritz AB, Class B	1,014	56,945
Investor AB, Class B	716	13,069
Nordea Bank AB	2,896	29,162
Sandvik AB	1,000	11,045
Scania AB, Class B	300	3,722
Securitas AB, Class B	233	2,249
Skanska AB, Class B	382	5,606
SKF AB, Class B	400	6,283
Svenska Cellulosa AB, Class B	200	2,711
Svenska Handelsbanken AB, Class A	395	10,086
Swedish Match AB	380	7,631
Telefonaktiebolaget LM Ericsson, Class B	5,807	58,309
TeliaSonera AB	3,059	20,097
Volvo AB	400	3,586
Volvo AB, Class B	1,117	10,335

		275,477

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland 2.1%
ABB Ltd. (a)	6,784	$136,164
ACE Ltd.	600	32,076
Actelion Ltd. (a)	87	5,402
Adecco SA	107	5,689
Baloise Holding AG	37	3,535
Compagnie Financiere Richemont SA	776	21,925
Credit Suisse Group AG	2,055	114,024
Foster Wheeler AG (a)	100	3,191
Geberit AG	36	5,530
Givaudan SA	6	4,499
Holcim Ltd. (a)	168	11,526
Julius Baer Holding AG	400	19,975
Kuehne & Nagel International AG	97	8,429
Logitech International SA (a)	159	2,898
Lonza Group AG	66	7,197
Nestle SA	8,919	380,067
Noble Corp.	800	30,368
Novartis AG	5,559	278,138
Roche Holding AG	1,706	275,745
Schindler Holding AG	44	3,017
SGS SA	4	5,385
Swatch Group AG	50	11,778
Swiss Reinsurance	469	21,171
Swisscom AG	20	7,155
Syngenta AG	146	33,545
Transocean Ltd. (a)	2,000	171,060
Tyco Electronics Ltd.	400	8,912
Tyco International Ltd.	300	10,344
UBS AG (a)	5,663	103,664
Weatherford International Ltd. (a)	2,100	43,533

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland (continued)
Zurich Financial Services AG	295	$70,170

		1,836,112

United Kingdom 4.3%
Admiral Group PLC	153	2,829
Amec PLC	893	10,775
Anglo American PLC (a)	2,013	64,116
Antofagasta PLC	374	4,540
Associated British Foods PLC	348	4,711
AstraZeneca PLC	3,544	158,814
Aviva PLC (a)	3,446	24,678
BAE Systems PLC	10,430	58,207
Balfour Beatty PLC	376	1,935
Barclays PLC (a)	28,840	170,536
BG Group PLC	7,095	123,254
BHP Billiton PLC	3,343	91,252
BP PLC	40,715	359,830
British American Tobacco PLC	4,346	136,341
British Land Co. PLC (REIT)	1,882	14,293
British Sky Broadcasting Group PLC	2,345	21,418
BT Group PLC	6,838	14,207
Bunzl PLC	300	3,042
Burberry Group PLC	700	5,633
Cable & Wireless PLC	2,219	5,089
Cadbury PLC	1,012	12,987
Cairn Energy PLC (a)	224	9,977
Capita Group PLC	426	4,919
Carnival PLC	415	14,140
Centrica PLC	12,311	49,502
Cobham PLC	906	3,169
Compass Group PLC	4,301	26,278
Diageo PLC	6,073	93,173

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
F&C Asset Management PLC	183	$227
Firstgroup PLC	1,073	7,094
Friends Provident Group PLC	1,839	2,445
G4S PLC	1,219	4,298
GlaxoSmithKline PLC	12,977	254,989
Hays PLC	1,206	2,004
Home Retail Group PLC	700	3,042
HSBC Holdings PLC	30,505	349,061
Imperial Tobacco Group PLC	1,753	50,652
Intercontinental Hotels Group PLC	600	7,791
International Power PLC	1,288	5,949
Invensys PLC	882	4,103
J Sainsbury PLC	1,301	6,757
Johnson Matthey PLC	386	8,562
Kingfisher PLC	3,937	13,396
Land Securities Group PLC (REIT)	2,285	22,824
Legal & General Group PLC	7,523	10,556
Lloyds TSB Group PLC (a)	15,841	26,253
Logica PLC (b)	1,279	2,659
Man Group PLC	1,315	6,960
Marks & Spencer Group PLC	2,707	15,665
National Grid PLC	6,508	62,821
Next PLC	170	4,869
Old Mutual PLC	5,593	8,938
Prudential PLC	5,632	54,140
Reckitt Benckiser PLC	484	23,654
Reed Elsevier PLC	1,920	14,370
Rexam PLC	332	1,385
Rio Tinto PLC (a)	1,580	67,382
Rolls-Royce Group PLC (a)	1,652	12,430

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Royal Bank of Scotland Group PLC (a)	19,851	$16,798
Royal Dutch Shell PLC, Class A	7,531	214,656
Royal Dutch Shell PLC, Class B	5,707	158,334
RSA Insurance Group PLC	3,665	7,837
SABMiller PLC	1,345	32,436
Sage Group PLC	4,226	15,763
Scottish & Southern Energy PLC	1,281	24,014
Serco Group PLC	363	2,930
Severn Trent PLC	172	2,668
Smith & Nephew PLC	1,488	13,329
Smiths Group PLC	317	4,501
Standard Chartered PLC	5,054	124,548
Standard Life PLC	2,089	7,311
Tesco PLC	13,851	88,455
Tomkins PLC	991	2,987
TUI Travel PLC	1,867	7,597
Tullow Oil PLC	1,500	27,041
Unilever PLC	3,079	87,490
United Utilities Group PLC	569	4,152
Vodafone Group PLC	124,786	279,597
Whitbread PLC	600	11,660
William Morrison Supermarkets PLC	4,436	19,659
Wolseley PLC (a)	58	1,397
Xstrata PLC (a)	420	6,192

		3,706,273

United States 20.0%
3M Co.	1,700	125,460
Abbott Laboratories	6,800	336,396
Activision Blizzard, Inc. (a)	500	6,195
Adobe Systems, Inc. (a)	1,000	33,040
Advance Auto Parts, Inc.	100	3,928

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Aetna, Inc.	300	$8,349
Affiliated Computer Services, Inc., Class A (a)	200	10,834
Aflac, Inc.	800	34,192
Agilent Technologies, Inc. (a)	300	8,349
Air Products & Chemicals, Inc.	100	7,758
Alcoa, Inc.	600	7,872
Allegheny Technologies, Inc.	100	3,499
Allergan, Inc.	500	28,380
Allstate Corp.	1,400	42,868
Altera Corp.	300	6,153
Altria Group, Inc.	3,900	69,459
Amazon.com, Inc. (a)	100	9,336
American Express Co.	3,000	101,700
American International Group, Inc. (a)	85	3,749
AmerisourceBergen Corp.	200	4,476
AMETEK, Inc.	100	3,491
Amgen, Inc. (a)	4,500	271,035
Amphenol Corp., Class A	100	3,768
Anadarko Petroleum Corp.	1,400	87,822
Analog Devices, Inc.	300	8,274
Annaly Capital Management, Inc. (REIT)	1,000	18,140
Aon Corp.	800	32,552
Apache Corp.	900	82,647
Apollo Group, Inc., Class A (a)	200	14,734
Apple, Inc. (a)	3,000	556,110
Applied Materials, Inc.	1,600	21,440
Archer-Daniels-Midland Co.	1,200	35,064
Assurant, Inc.	100	3,206
Automatic Data Processing, Inc.	1,000	39,300
Avery Dennison Corp.	100	3,601
Avon Products, Inc.	600	20,376

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Ball Corp.	100	$4,920
Bank of America Corp.	19,100	323,172
Bank of New York Mellon Corp.	3,000	86,970
Baxter International, Inc.	2,000	114,020
BB&T Corp.	100	2,724
Becton Dickinson & Co.	900	62,775
Bed Bath & Beyond, Inc. (a)	400	15,016
Berkshire Hathaway, Inc., Class B (a)	10	33,230
Best Buy Co., Inc.	900	33,768
Biogen Idec, Inc. (a)	500	25,260
BMC Software, Inc. (a)	200	7,506
Boeing Co.	2,500	135,375
Boston Properties, Inc. (REIT)	300	19,665
Boston Scientific Corp. (a)	2,000	21,180
Bristol-Myers Squibb Co.	3,600	81,072
Broadcom Corp., Class A (a)	400	12,276
Burlington Northern Santa Fe Corp.	700	55,881
CA, Inc.	900	19,791
Cablevision Systems Corp., Class A	200	4,750
Campbell Soup Co.	100	3,262
Capital One Financial Corp.	1,100	39,303
Cardinal Health, Inc.	300	8,040
CareFusion Corp. (a)	150	3,270
Caterpillar, Inc.	800	41,064
CBS Corp., Class B	500	6,025
Celgene Corp. (a)	700	39,130
C.H. Robinson Worldwide, Inc.	100	5,775
Charles Schwab Corp.	1,300	24,895
Chesapeake Energy Corp.	1,900	53,960
Chevron Corp.	5,900	415,537
Chubb Corp.	1,200	60,492

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
CIGNA Corp.	200	$5,618
Cincinnati Financial Corp.	100	2,599
Cintas Corp.	100	3,031
Cisco Systems, Inc. (a)	18,200	428,428
Citigroup, Inc.	14,400	69,696
Citrix Systems, Inc. (a)	200	7,846
Cliffs Natural Resources, Inc.	100	3,236
Clorox Co.	200	11,764
Coach, Inc.	200	6,584
Coca-Cola Co.	5,400	289,980
Coca-Cola Enterprises, Inc.	200	4,282
Cognizant Technology Solutions Corp., Class A (a)	300	11,598
Colgate-Palmolive Co.	1,000	76,280
Comcast Corp., Class A	5,300	89,517
Comcast Corp., Class Special A	1,600	25,728
Computer Sciences Corp. (a)	200	10,542
ConAgra Foods, Inc.	400	8,672
ConocoPhillips	4,300	194,188
Corning, Inc.	2,300	35,213
Costco Wholesale Corp.	700	39,522
C.R. Bard, Inc.	100	7,861
CSX Corp.	1,000	41,860
Cummins, Inc.	100	4,481
CVS Caremark Corp.	3,800	135,812
Danaher Corp.	200	13,464
Darden Restaurants, Inc.	200	6,826
DaVita, Inc. (a)	100	5,664
Deere & Co.	500	21,460
Dell, Inc. (a)	2,800	42,728
DENTSPLY International, Inc.	100	3,454
Devon Energy Corp.	1,100	74,063

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
DIRECTV Group, Inc. (a)	1,000	$27,580
Discover Financial Services	300	4,869
Dollar Tree, Inc. (a)	100	4,868
Dover Corp.	100	3,876
Dow Chemical Co.	900	23,463
Dr. Pepper Snapple Group, Inc. (a)	200	5,750
Du Pont (E.I.) de Nemours & Co.	1,700	54,638
Eaton Corp.	100	5,659
eBay, Inc. (a)	2,000	47,220
Ecolab, Inc.	400	18,492
Electronic Arts, Inc. (a)	200	3,810
Eli Lilly & Co.	2,100	69,363
EMC Corp. (a)	3,400	57,936
Emerson Electric Co.	1,100	44,088
EOG Resources, Inc.	600	50,106
Equifax, Inc.	100	2,914
Equity Residential (REIT)	500	15,350
Estee Lauder Cos., Inc., Class A	200	7,416
Expeditors International of Washington, Inc.	100	3,515
Express Scripts, Inc. (a)	100	7,758
Exxon Mobil Corp.	10,900	747,849
Family Dollar Stores, Inc.	100	2,640
Fastenal Co.	100	3,870
FedEx Corp.	700	52,654
Fiserv, Inc. (a)	200	9,640
FLIR Systems, Inc. (a)	100	2,797
Fluor Corp.	100	5,085
Ford Motor Co. (a)	5,000	36,050
Forest Laboratories, Inc. (a)	400	11,776
Fortune Brands, Inc.	100	4,298
Franklin Resources, Inc.	200	20,120

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Freeport-McMoRan Copper & Gold, Inc.	600	$41,166
GameStop Corp., Class A (a)	100	2,647
Gap, Inc.	500	10,700
General Dynamics Corp.	900	58,140
General Electric Co.	30,300	497,526
General Mills, Inc.	200	12,876
Genuine Parts Co.	100	3,806
Genzyme Corp. (a)	500	28,365
Gilead Sciences, Inc. (a)	1,900	88,502
Goldman Sachs Group, Inc.	1,100	202,785
Goodrich Corp.	100	5,434
Google, Inc., Class A (a)	100	49,585
Halliburton Co.	2,600	70,512
Harley-Davidson, Inc.	800	18,400
Harris Corp.	100	3,760
Harris Stratex Networks, Inc., Class A (a)	24	168
Harsco Corp.	100	3,541
Hartford Financial Services Group, Inc.	200	5,300
Hasbro, Inc.	100	2,775
HCP, Inc. (REIT)	500	14,370
Health Care, Inc. (REIT)	100	4,162
Henry Schein, Inc. (a)	100	5,491
Hershey Co.	100	3,886
Hess Corp.	800	42,768
Hewlett-Packard Co.	8,200	387,122
HJ Heinz Co.	400	15,900
Hologic, Inc. (a)	200	3,268
Home Depot, Inc.	5,100	135,864
Honeywell International, Inc.	800	29,720
Hospira, Inc. (a)	100	4,460
H&R Block, Inc.	200	3,676

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Humana, Inc. (a)	100	$3,730
IBM Corp.	4,300	514,323
Illinois Tool Works, Inc.	500	21,355
Illumina, Inc. (a)	100	4,250
Intel Corp.	10,000	195,700
International Game Technology	300	6,444
International Paper Co.	400	8,892
Intuit, Inc. (a)	300	8,550
Iron Mountain, Inc. (a)	100	2,666
ITT Corp.	100	5,215
Jacobs Engineering Group, Inc. (a)	100	4,595
J.B. Hunt Transport Services, Inc.	100	3,213
JM Smucker Co.	100	5,301
Johnson & Johnson	11,500	700,235
Johnson Controls, Inc.	1,600	40,896
Joy Global, Inc.	100	4,894
JPMorgan Chase & Co.	11,500	503,930
Juniper Networks, Inc. (a)	400	10,808
Kellogg Co.	400	19,692
KeyCorp	300	1,950
Kimberly-Clark Corp.	800	47,184
Kimco Realty Corp. (REIT)	200	2,608
Kohl’s Corp. (a)	500	28,525
Kraft Foods, Inc., Class A	3,000	78,810
Kroger Co.	800	16,512
L-3 Communications Holdings, Inc.	100	8,032
Laboratory Corp. of America Holdings (a)	100	6,570
Lam Research Corp. (a)	100	3,416
Lexmark International, Inc., Class A (a)	100	2,154
Liberty Media Corp. — Entertainment (a)	500	15,555
Life Technologies Corp. (a)	100	4,655

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Lincoln National Corp.	200	$5,182
Linear Technology Corp.	100	2,763
Lockheed Martin Corp.	200	15,616
Loews Corp.	500	17,125
Lorillard, Inc.	100	7,430
Lowe’s Cos., Inc.	4,100	85,854
Macy’s, Inc.	400	7,316
Marathon Oil Corp.	2,200	70,180
Marriott International, Inc., Class A	300	8,277
Marsh & McLennan Cos., Inc.	900	22,257
MasterCard, Inc., Class A	200	40,430
Mattel, Inc.	300	5,538
McAfee, Inc. (a)	100	4,379
McCormick & Co., Inc.	100	3,394
McDonald’s Corp.	1,900	108,433
McGraw-Hill Cos., Inc.	200	5,028
McKesson Corp.	300	17,865
Medco Health Solutions, Inc. (a)	700	38,717
Medtronic, Inc.	3,300	121,440
Merck & Co., Inc.	7,600	240,388
MetLife, Inc.	1,900	72,333
Microsoft Corp.	24,900	644,661
Molson Coors Brewing Co., Class B	100	4,868
Monsanto Co.	1,300	100,620
Moody’s Corp.	100	2,046
Mosaic Co.	100	4,807
Motorola, Inc.	3,400	29,206
Murphy Oil Corp.	500	28,785
NASDAQ OMX Group, Inc. (a)	100	2,105
National-Oilwell Varco, Inc. (a)	3,300	142,329
NetApp, Inc. (a)	300	8,004

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Newmont Mining Corp.	1,300	$57,226
News Corp., Class A	4,100	49,159
News Corp., Class B	400	5,596
NIKE, Inc., Class B	300	19,410
Noble Energy, Inc.	500	32,980
Norfolk Southern Corp.	600	25,866
Northern Trust Corp.	600	34,896
Northrop Grumman Corp.	300	15,525
Nucor Corp.	400	18,804
NVIDIA Corp. (a)	300	4,509
NYSE Euronext	100	2,889
Occidental Petroleum Corp.	2,500	196,000
Omnicom Group, Inc.	200	7,388
Oracle Corp.	12,900	268,836
Owens-Illinois, Inc. (a)	100	3,690
PACCAR, Inc.	300	11,313
Pactiv Corp. (a)	100	2,605
Pall Corp.	100	3,228
Parker Hannifin Corp.	100	5,184
Paychex, Inc.	300	8,715
Pentair, Inc.	100	2,952
PepsiCo, Inc.	3,800	222,908
Pfizer, Inc.	27,000	446,850
Pharmaceutical Product Development, Inc.	100	2,194
Philip Morris International, Inc.	5,400	263,196
Pitney Bowes, Inc.	100	2,485
Plum Creek Timber Co., Inc. (REIT)	100	3,064
PNC Financial Services Group, Inc.	100	4,859
PPG Industries, Inc.	100	5,821
Praxair, Inc.	600	49,014
Precision Castparts Corp.	100	10,187

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Principal Financial Group, Inc.	200	$5,478
Procter & Gamble Co.	6,100	353,312
Progressive Corp. (a)	400	6,632
ProLogis (REIT)	200	2,384
Prudential Financial, Inc.	800	39,928
Public Storage (REIT)	300	22,572
QUALCOMM, Inc.	4,300	193,414
Quest Diagnostics, Inc.	100	5,219
Raytheon Co.	400	19,188
Republic Services, Inc.	200	5,314
Reynolds American, Inc.	100	4,452
Rockwell Automation, Inc.	100	4,260
Rockwell Collins, Inc.	100	5,080
Roper Industries, Inc.	100	5,098
Ross Stores, Inc.	100	4,777
Safeway, Inc.	500	9,860
Saint Jude Medical, Inc. (a)	600	23,406
Salesforce.com, Inc. (a)	200	11,386
Sara Lee Corp.	400	4,456
Schering-Plough Corp.	3,600	101,700
Scripps Networks Interactive, Inc.	100	3,695
Sherwin-Williams Co.	100	6,016
Sigma-Aldrich Corp.	100	5,398
Simon Property Group, Inc. (REIT)	506	35,132
SLM Corp. (a)	300	2,616
Southwestern Energy Co. (a)	900	38,412
Spectra Energy Corp.	2,000	37,880
Staples, Inc.	500	11,610
Starbucks Corp. (a)	900	18,585
State Street Corp.	800	42,080
Stericycle, Inc. (a)	100	4,845

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Stryker Corp.	300	$13,629
Symantec Corp. (a)	800	13,176
Synthes, Inc.	102	12,293
Sysco Corp.	800	19,880
T. Rowe Price Group, Inc.	300	13,710
Target Corp.	1,800	84,024
TD Ameritrade Holding Corp. (a)	200	3,924
Texas Instruments, Inc.	2,300	54,487
Textron, Inc.	200	3,796
Thermo Fisher Scientific, Inc. (a)	700	30,569
Tiffany & Co.	100	3,853
Time Warner Cable, Inc.	609	26,242
Time Warner, Inc.	3,233	93,046
TJX Cos., Inc.	400	14,860
Torchmark Corp.	100	4,343
Travelers Cos., Inc.	1,400	68,922
Union Pacific Corp.	1,000	58,350
United Parcel Service, Inc., Class B	1,100	62,117
United States Steel Corp.	100	4,437
United Technologies Corp.	2,500	152,325
UnitedHealth Group, Inc.	3,300	82,632
Unum Group	200	4,288
U.S. Bancorp	500	10,930
Varian Medical Systems, Inc. (a)	100	4,213
Ventas, Inc. (REIT)	100	3,850
Vertex Pharmaceuticals, Inc. (a)	100	3,790
VF Corp.	100	7,243
Viacom, Inc., Class B (a)	1,000	28,040
Visa, Inc., Class A	1,550	107,120
Vornado Realty Trust (REIT)	302	19,452

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Vulcan Materials Co.	100	$5,407
Walgreen Co.	2,100	78,687
Wal-Mart Stores, Inc.	6,100	299,449
Walt Disney Co.	4,900	134,554
Waste Management, Inc.	300	8,946
Waters Corp. (a)	100	5,586
WellPoint, Inc. (a)	700	33,152
Wells Fargo & Co.	1,200	33,816
Western Union Co.	800	15,136
Weyerhaeuser Co.	100	3,665
Williams Cos., Inc.	2,000	35,740
WR Berkley Corp.	100	2,528
Wyeth	2,600	126,308
Xerox Corp.	900	6,966
Xilinx, Inc.	300	7,026
XTO Energy, Inc.	1,700	70,244
Yahoo!, Inc. (a)	2,400	42,744
Yum! Brands, Inc.	500	16,880
Zimmer Holdings, Inc. (a)	100	5,345

		17,519,069

Total Common Stocks 39.6%		34,614,570

Investment Companies 12.2%
Affiliated Funds (c) 11.6%
Morgan Stanley Institutional Fund, Inc. — Capital Growth Portfolio, Class I	58,854	1,072,906
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio, Class A	81,692	1,771,896
Morgan Stanley Institutional Fund, Inc. — International Growth Equity Portfolio, Class I	99,216	874,091
Morgan Stanley Institutional Fund Trust — Core Fixed Income Portfolio	195,344	1,853,812
Morgan Stanley Institutional Fund Trust — Core Plus Fixed Income Portfolio	143,298	$1,347,003
Van Kampen High Yield Fund, Class I	122,122	1,121,081
Van Kampen International Growth Fund, Class I	134,146	2,072,551

		10,113,340

Unaffiliated Funds 0.6%
iShares iBoxx Investment Grade Corporate Bond Fund	5,000	533,400

Total Investment Companies 12.2%		10,646,740

Preferred Stocks 0.1%
Germany 0.1%
Fresenius SE	219	12,816
Henkel AG & Co. KGaA	178	7,663
Porsche Automobil Holding SE	104	8,180
Volkswagen AG	168	19,567

Total Preferred Stocks 0.1%		48,226

Government Obligations 2.2%
Bundesrepublik Deutschland ($1,300,000 par, 3.500% coupon, maturing 07/04/19) (Germany)		1,946,772

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Value

United States Government Agency Obligations 0.2%
Federal Home Loan Mortgage Corp. ($100,000 par, 5.500% coupon, maturing 08/20/12)	$110,971
Federal National Mortgage Association ($77,000 par, 4.875% coupon, maturing 05/18/12)	83,943

Total United States Government Agency Obligations 0.2%	194,914

Total Long-Term Investments 54.3% (Cost $41,892,281)	47,451,222

Repurchase Agreements 44.2%
Banc of America Securities ($9,245,621 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $9,245,631)	9,245,621
JPMorgan Chase & Co. ($27,877,250 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $27,877,289)	27,877,250

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($1,555,129 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $1,555,130)	$1,555,129

Total Repurchase Agreements 44.2% (Cost $38,678,000)	38,678,000

Total Investments 98.5% (Cost $80,570,281)	86,129,222

Foreign Currency 0.0% (Cost $29,577)	29,359

Other Assets in Excess of Liabilities 1.5%	1,299,287

Net Assets 100.0%	$87,457,868

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	This fund is advised by an affiliate which earns a management fee as adviser to the Portfolio.
REIT — Real Estate Investment Trust

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Forward Foreign Currency Contracts Outstanding as of September 30, 2009:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Australian Dollar
3,468,757 expiring 10/15/09	US $	$3,057,020	$79,092
190,290 expiring 10/15/09	US $	167,702	3,602
264,956 expiring 10/16/09	US $	233,488	5,179

			87,873

Canadian Dollar
379,256 expiring 10/15/09	US $	354,238	4,462
2,816,504 expiring 10/15/09	US $	2,630,714	36,100

			40,562

Euro
299,794 expiring 10/15/09	US $	438,700	1,784
289,106 expiring 10/15/09	US $	423,060	(2,940)
3,555,401 expiring 10/15/09	US $	5,202,763	8,713
147,694 expiring 10/15/09	US $	216,127	202
421,803 expiring 10/15/09	US $	617,242	(63)
112,506 expiring 10/15/09	US $	164,634	534

			8,230

Hong Kong Dollar
2,264,462 expiring 10/15/09	US $	292,204	(14)

Japanese Yen
58,238,460 expiring 10/15/09	US $	648,843	9,843
884,257,957 expiring 10/15/09	US $	9,851,645	173,345
18,544,950 expiring 10/15/09	US $	206,612	1,412

			184,600

Norwegian Krone
3,321,250 expiring 10/15/09	US $	574,779	14,108
1,627,250 expiring 10/15/09	US $	281,614	6,475

			20,583

Pound Sterling
94,601 expiring 10/15/09	US $	151,178	(5,748)
1,733,719 expiring 10/15/09	US $	2,770,585	(105,429)

			(111,177)

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts: (continued)
Singapore Dollar
181,908 expiring 10/15/09	US $	$129,123	$1,210

Swedish Krona
82,673 expiring 10/15/09	US $	11,860	71
2,797,763 expiring 10/15/09	US $	401,359	1,659

			1,730

Swiss Franc
1,261,170 expiring 10/15/09	US $	1,217,116	(288)
1,261,170 expiring 10/16/09	US $	236,843	464

			176

Total Long Contracts			233,773

Short Contracts:
Japanese Yen
117,494,844 expiring 10/15/09	US $	1,309,027	(6,553)

Norwegian Krone
4,686,032 expiring 10/15/09	US $	810,970	(8,787)

Pound Sterling
136,260 expiring 10/15/09	US $	217,752	8,624

Total Short Contracts			(6,716)

Total Forward Foreign Currency Contracts			$227,057

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Futures contracts outstanding as of September 30, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
ASX SPI 200 Index Futures, December 2009 (Current Notional Value of $104,695 per contract)	20	$64,952
Australian Treasury Bond 10-Year Futures, December 2009 (Current Notional Value of $92,061 per contract)	22	311
Dow Jones Euro Stoxx 50 Index Futures, December 2009 (Current Notional Value of $41,808 per contract)	48	19,327
FTSE 100 Index Futures, December 2009 (Current Notional Value of $81,362 per contract)	17	(808)
German Euro Bond Futures, December 2009 (Current Notional Value of $178,353 per contract)	25	7,678
Hang Seng China Ent Index Futures, October 2009 (Current Notional Value of $76,141 per contract)	6	(19,355)
Hang Seng Index Futures, October 2009 (Current Notional Value of $134,806 per contract)	4	1,626
JGB Mini 10-Year Futures, December 2009 (Current Notional Value of $155,205 per contract)	54	36,054
S&P 500 E-Mini Index Futures, December 2009 (Current Notional Value of $52,645 per contract)	57	1,922
S&P Midcap 400 E-Mini Index Futures, December 2009 (Current Notional Value of $68,920 per contract)	61	19,775
S&P/TSE 60 Index Futures, December 2009 (Current Notional Value of $126,671 per contract)	27	14,315
SGX MSCI Singapore Index Futures, October 2009 (Current Notional Value of $45,547 per contract)	7	4,969
TOPIX Index Futures, December 2009 (Current Notional Value of $101,376 per contract)	11	(36,206)
U.S. Treasury Notes 10-Year Futures, December 2009 (Current Notional Value of $118,328 per contract)	4	4,500
UK Long Gilt Bond Futures, December 2009 (Current Notional Value of $189,477 per contract)	10	3,948

Total Long Contracts:	373	$123,008

Short Contracts:
Government of Canada 10-Year Bond Futures, December 2009 (Current Notional Value of $113,352 per contract)	12	$(15,608)

Total Short Contracts:	12	(15,608)

Total Futures Contracts	385	$107,400

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Future contracts are valued at the settlement price each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s investments carried at value.

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable		Percent of
Investment	Quoted Prices	Observable Inputs	Inputs	Total	Net Asset

Investments in an Asset Position
Common and Preferred Stocks
Pharmaceuticals	$3,570,858	$—	$—	$3,570,858	4.1%
Integrated Oil & Gas	3,087,947	—	—	3,087,947	3.5
Diversified Banks	2,090,593	—	—	2,090,593	2.4
Computer Hardware	1,563,169	—	—	1,563,169	1.8
Other Diversified Financial Services	979,957	—	—	979,957	1.1
Systems Software	958,349	—	—	958,349	1.1
Industrial Conglomerates	916,524	—	—	916,524	1.0
Communications Equipment	885,365	—	—	885,365	1.0
Packaged Foods & Meats	827,999	—	—	827,999	0.9
Automobile Manufacturers	721,182	—	—	721,182	0.8
Oil & Gas Equipment & Services	695,012	—	—	695,012	0.8
Electric Utilities	686,857	—	—	686,857	0.8
Integrated Telecommunication Services	655,923	—	—	655,923	0.7
Tobacco	583,767	—	—	583,767	0.7
Aerospace & Defense	548,619	—	—	548,619	0.6
Oil & Gas Exploration & Production	546,981	—	—	546,981	0.6
Household Products	544,588	—	—	544,588	0.6
Soft Drinks	522,920	—	—	522,920	0.6
Health Care Equipment	488,321	—	—	488,321	0.6
Biotechnology	465,734	—	—	465,734	0.5
Hypermarkets & Super Centers	417,285	—	—	417,285	0.5
Wireless Telecommunication Services	405,378	—	—	405,378	0.5
Multi-Line Insurance	392,926	—	—	392,926	0.4
Movies & Entertainment	390,660	—	—	390,660	0.4
Property & Casualty Insurance	383,607	—	—	383,607	0.4
Multi-Utilities	378,360	—	—	378,360	0.4
Railroads	375,819	—	—	375,819	0.4
Diversified Chemicals	337,834	—	—	337,834	0.4
Diversified Capital Markets	314,233	—	—	314,233	0.4
Semiconductors	310,768	—	—	310,768	0.4
Life & Health Insurance	299,712	—	—	299,712	0.3
Application Software	299,554	—	—	299,554	0.3
Diversified Metals & Mining	299,357	—	—	299,357	0.3
Investment Banking & Brokerage	295,380	—	—	295,380	0.3
Industrial Machinery	256,873	—	—	256,873	0.3
Home Improvement Retail	241,130	—	—	241,130	0.3
Asset Management & Custody Banks	239,888	—	—	239,888	0.3
Data Processing & Outsourced Services	233,842	—	—	233,842	0.3
Food Retail	233,828	—	—	233,828	0.3
Consumer Electronics	233,133	—	—	233,133	0.3
Heavy Electrical Equipment	228,080	—	—	228,080	0.3
Oil & Gas Drilling	216,043	—	—	216,043	0.2
Trading Companies & Distributors	215,049	—	—	215,049	0.2
Drug Retail	214,499	—	—	214,499	0.2
Restaurants	209,539	—	—	209,539	0.2

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable		Percent of
Investment	Quoted Prices	Observable Inputs	Inputs	Total	Net Asset

Common and Preferred Stocks (Continued)
Steel	$200,066	$—	$—	$200,066	0.2%
Electrical Components & Equipment	190,976	—	—	190,976	0.2
Electronic Equipment Manufacturers	189,075	—	—	189,075	0.2
Air Freight & Logistics	187,748	—	—	187,748	0.2
Regional Banks	173,259	—	—	173,259	0.2
Broadcasting & Cable TV	171,721	—	—	171,721	0.2
Construction & Farm Machinery & Heavy Trucks	163,991	—	—	163,991	0.2
Consumer Finance	161,308	—	—	161,308	0.2
Fertilizers & Agricultural Chemicals	155,281	—	—	155,281	0.2
Construction & Engineering	155,233	—	—	155,233	0.2
Apparel, Accessories & Luxury Goods	154,850	—	—	154,850	0.2
Internet Software & Services	151,441	—	—	151,441	0.2
Office Electronics	137,136	—	—	137,136	0.2
Brewers	134,089	—	—	134,089	0.2
Managed Health Care	133,481	—	—	133,481	0.2
IT Consulting & Other Services	125,841	—	—	125,841	0.1
Industrial Gases	125,216	—	—	125,216	0.1
Specialty Chemicals	123,715	—	—	123,715	0.1
Real Estate Management & Development	122,161	—	—	122,161	0.1
Apparel Retail	121,052	—	—	121,052	0.1
Distillers & Vintners	105,801	—	—	105,801	0.1
Auto Parts & Equipment	97,132	—	—	97,132	0.1
General Merchandise Stores	91,532	—	—	91,532	0.1
Reinsurance	89,910	—	—	89,910	0.1
Department Stores	89,845	—	—	89,845	0.1
Building Products	89,671	—	—	89,671	0.1
Hotels, Resorts & Cruise Lines	86,686	—	—	86,686	0.1
Diversified REIT’s	86,091	—	—	86,091	0.1
Health Care Services	81,858	—	—	81,858	0.1
Oil & Gas Storage & Transportation	73,620	—	—	73,620	0.1
Publishing	73,559	—	—	73,559	0.1
Personal Products	71,696	—	—	71,696	0.1
Computer Storage & Peripherals	70,992	—	—	70,992	0.1
Marine	68,487	—	—	68,487	0.1
Commodity Chemicals	64,423	—	—	64,423	0.1
Semiconductor Equipment	63,064	—	—	63,064	0.1
Home Entertainment Software	61,250	—	—	61,250	0.1
Broadcasting — Diversified	51,970	8,551	—	60,521	0.1
Insurance Brokers	57,631	—	—	57,631	0.1
Gold	57,226	—	—	57,226	0.1
Photographic Products	54,253	—	—	54,253	0.1
Homebuilding	48,883	—	—	48,883	0.1
Computer & Electronics Retail	48,607	—	—	48,607	0.1
Gas Utilities	47,862	—	—	47,862	0.1
Advertising	47,355	—	—	47,355	0.1
Diversified Commercial & Professional Services	44,749	—	—	44,749	0.1
Tires & Rubber	41,384	—	—	41,384	0.0	*
Agricultural Products	41,325	—	—	41,325	0.0	*
Construction Materials	39,559	—	—	39,559	0.0	*
Health Care Distributors	39,142	—	—	39,142	0.0	*
Retail REIT’s	37,740	—	—	37,740	0.0	*
Office	36,765	—	—	36,765	0.0	*

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable		Percent of
Investment	Quoted Prices	Observable Inputs	Inputs	Total	Net Asset

Common and Preferred Stocks (Continued)
Oil & Gas Refining & Marketing	$36,462	$—	$—	$36,462	0.0	% *
Life Sciences Tools & Services	35,224	—	—	35,224	0.0	*
Multi-Sector Holdings	34,077	—	—	34,077	0.0	*
Motorcycle Manufacturers	33,199	—	—	33,199	0.0	*
Specialized Finance	32,457	—	—	32,457	0.0	*
Paper Products	31,447	—	—	31,447	0.0	*
Specialized REIT’s	29,798	—	—	29,798	0.0	*
Environmental & Facilities Services	27,151	—	—	27,151	0.0	*
Highways & Railtracks	26,675	—	—	26,675	0.0	*
Trucking	25,571	—	—	25,571	0.0	*
Education Services	24,537	—	—	24,537	0.0	*
Home Furnishing Retail	23,538	—	—	23,538	0.0	*
Household Appliances	23,252	—	—	23,252	0.0	*
Commercial Printing	23,238	—	—	23,238	0.0	*
Metal & Glass Containers	22,219	—	—	22,219	0.0	*
Health Care Supplies	22,033	—	—	22,033	0.0	*
Leisure Products	21,080	—	—	21,080	0.0	*
Casinos & Gaming	20,883	—	—	20,883	0.0	*
Internet Retail	20,661	—	—	20,661	0.0	*
Food Distributors	19,880	—	—	19,880	0.0	*
Footwear	19,410	—	—	19,410	0.0	*
Independent Power Producers & Energy Traders	18,845	—	—	18,845	0.0	*
Healthcare	18,220	—	—	18,220	0.0	*
Mortgage REIT’s	18,140	—	—	18,140	0.0	*
Human Resource & Employment Services	16,975	—	—	16,975	0.0	*
Specialty Stores	15,463	—	—	15,463	0.0	*
Residential REIT’s	15,350	—	—	15,350	0.0	*
Airlines	12,068	—	—	12,068	0.0	*
Data Processing & Outsourced Services	10,542	—	—	10,542	0.0	*
Electronic Manufacturing Services	8,912	—	—	8,912	0.0	*
Aluminum	7,872	—	—	7,872	0.0	*
Leisure Facilities	7,041	—	—	7,041	0.0	*
Cable & Satellite	6,218	—	—	6,218	0.0	*
Office Services & Supplies	6,086	—	—	6,086	0.0	*
Alternative Carriers	5,089	—	—	5,089	0.0	*
Housewares & Specialties	4,298	—	—	4,298	0.0	*
Automotive Retail	3,928	—	—	3,928	0.0	*
Distributors	3,806	—	—	3,806	0.0	*
Specialized Consumer Services	3,676	—	—	3,676	0.0	*
Forest Products	3,665	—	—	3,665	0.0	*
Research & Consulting Services	3,555	—	—	3,555	0.0	*
Catalog Retail	3,042	—	—	3,042	0.0	*
Water Utilities	2,668	—	—	2,668	0.0	*
Utility	2,460	—	—	2,460	0.0	*
Industrial REIT’s	2,384	—	—	2,384	0.0	*
Investment Companies	10,646,740	—	—	10,646,740	12.2
Foreign Government Obligations	—	1,946,772	—	1,946,772	2.2
Unites States Governmant Agency Obligations	—	194,914	—	194,914	0.2
Repurchase Agreements	—	38,678,000	—	38,678,000	44.2
Forward Foreign Currency Contracts	—	356,879	—	356,879	0.4
Futures Contracts	179,377	—	—	179,377	0.2

Total Investments in an Asset Position	$45,480,362	$41,185,116	$—	$86,665,478	98.0

Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable		Percent of
Investment	Quoted Prices	Observable Inputs	Inputs	Total	Net Asset

Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$(129,822)	$—	$(129,822)	-0.1%
Futures Contracts	(71,977)	—	—	(71,977)	-0.1

Total Investments in a Liability Position	$(71,977)	$(129,822)	$—	$(201,799)	(0.2)%

Total	$45,408,385	$41,055,294	$—	$86,463,679	97.8%

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Life Investment Trust

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 19, 2009